UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)

480 PIERCE STREET

BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1900 K STREET, NW WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments
POI-Munder Bond Fund
POI-Munder Emerging Markets Small-Cap Fund
POI-Munder Growth Opportunities Fund
POI-Munder Index 500 Fund
POI-Munder Integrity Mid-Cap Value Fund
POI-Munder Integrity Small/Mid-Cap Value Fund
POI-Munder International Fund — Core Equity
POI-Munder International Small-Cap Fund
POI-Munder Micro-Cap Equity Fund
POI-Munder Mid-Cap Core Growth Fund
POI-Munder Veracity Small-Cap Value Fund
Item 2.Controls and Procedures
Item 3.Exhibits

SIGNATURES

EX-99

Item 1.	Schedule of Investments.

Munder Bond Fund

Portfolio of Investments, September 30, 2014 (Unaudited) (b)

Principal Amount		Value(a),(c),(d),(f)

ASSET-BACKED SECURITIES — 13.3%
Auto Loans — 11.2%
	AmeriCredit Automobile Receivables Trust:
$1,100,000	Series 2011-4, Class D, 4.080% due 09/08/2017 (g)	$1,137,966
385,000	Series 2013-4, Class C, 2.720% due 09/09/2019	392,123
1,275,000	CarMax Auto Owner Trust, Series 2011-1, Class D, 3.620% due 08/15/2017 (g)	1,293,375
900,000	Ford Credit Auto Lease Trust, Series 2013-A, Class C, 1.280% due 06/15/2016 (g)	902,329
	Ford Credit Auto Owner Trust:
700,000	Series 2012-A, Class D, 2.940% due 07/15/2018 (g)	720,877
700,000	Series 2012-D, Class C, 1.230% due 08/15/2018 (g)	700,153
1,000,000	GM Financial Automobile Leasing Trust, Series 2014-2A, Class C, 144A, 2.430% due 03/20/2018 (i),(j),(k)	998,654
	Huntington Auto Trust:
625,000	Series 2012-1, Class D, 2.850% due 12/17/2018 (g)	639,300
450,000	Series 2012-2, Class C, 1.370% due 05/15/2018	453,670
350,000	Hyundai Auto Receivables Trust, Series 2013-C, Class C, 2.480% due 03/15/2019	355,150
1,000,000	Prestige Auto Receivables Trust, Series 2014-1A, Class A3, 144A, 1.520% due 04/15/2020 (g),(i),(j),(k)	996,357
1,260,000	Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.010% due 02/15/2017 (g)	1,290,026

		9,879,980

Equipment — 1.1%
1,000,000	GreatAmerica Leasing Receivables, Series 2014-1, Class B, 144A, 1.860% due 08/15/2020 (g),(i),(j),(k)	991,834

Home Equity Loans — 1.0%
84,395	Citigroup Mortgage Loan Trust Inc, Series 2006-WFH3, Class A3, 0.305% due 10/25/2036 (h)	84,104

1

956	Contimortgage Home Equity Loan Trust, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	956
	Countrywide Asset-Backed Certificates:
75,291	Series 2003-BC6, Class M5, 3.455% due 04/25/2033 (h)	37,187
149,863	Series 2007-BC2, Class 2A2, 0.335% due 06/25/2037 (h)	148,706
83,329	Park Place Securities Inc, Series 2005-WCH1, Class M2, 0.675% due 01/25/2036 (h)	82,827
337,569	Residential Asset Mortgage Products Inc, Series 2006-RZ4, Class A2, 0.335% due 10/25/2036 (h)	332,132
225,679	Residential Asset Securities Corporation, Series 2003-KS10, Class A14, 4.470% due 03/25/2032 (h)	229,377

		915,289

TOTAL ASSET-BACKED SECURITIES
(Cost $11,662,232)		11,787,103

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) — 1.9%
775,000	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A2, 1.813% due 09/10/2045 (g)	779,208
860,000	WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A2, 2.917% due 08/15/2047	879,041

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMO)
(Cost $1,668,602)		1,658,249

CORPORATE BONDS AND NOTES — 54.6%
Bank — 3.7%
1,150,000	Bank of America Corp, 3.875% due 03/22/2017 (g)	1,210,696
844,000	Corp Andina de Fomento, SNAT, 4.375% due 06/15/2022 (g)	902,011
415,000	Huntington Bancshares Inc, 7.000% due 12/15/2020	497,072
500,000	PNC Funding Corp, 5.625% due 02/01/2017 (g)	545,067
140,000	Wachovia Corp, 5.500% due 08/01/2035	158,816

		3,313,662

Financial — 12.3%
640,000	Alleghany Corp, 4.950% due 06/27/2022 (g)	692,993
335,000	Aspen Insurance Holdings Ltd, 4.650% due 11/15/2023	346,107

2

1,360,000	Axis Specialty Finance LLC, 5.875% due 06/01/2020 (g)	1,550,669
1,105,000	Bear Stearns Cos LLC/The, 7.250% due 02/01/2018 (g)	1,285,537
325,000	Capital One Financial Corp, 2.450% due 04/24/2019	323,636
710,000	Citigroup Inc, 3.953% due 06/15/2016 (g)	745,705
230,000	General Electric Capital Corp, MTN, Series A, 6.750% due 03/15/2032	303,241
	Goldman Sachs Group Inc/The:
555,000	2.375% due 01/22/2018	560,761
725,000	6.150% due 04/01/2018 (g)	817,481
	Health Care REIT Inc:
300,000	4.700% due 09/15/2017	325,857
330,000	5.250% due 01/15/2022 (g)	365,089
1,250,000	Kilroy Realty LP, 4.800% due 07/15/2018 (g)	1,349,815
425,000	Lincoln National Corp, (becomes variable April 2017), 6.050% due 04/20/2067 (h)	434,563
200,000	MetLife Inc, Series A, 6.817% due 08/15/2018 (g)	234,546
280,000	Morgan Stanley, 2.500% due 01/24/2019	280,019
750,000	StanCorp Financial Group Inc, (becomes variable June 2017), 6.900% due 06/01/2067 (g),(h)	776,250
410,000	Torchmark Corp, 9.250% due 06/15/2019 (g)	526,325

		10,918,594

Gas Transmission — 1.4%
685,000	National Fuel Gas Co, 3.750% due 03/01/2023 (g)	678,266
495,000	Southwestern Energy Co, 4.100% due 03/15/2022	507,853

		1,186,119

Industrial — 29.2%
775,000	21st Century Fox America Inc, 7.850% due 03/01/2039 (g)	1,090,776
365,000	Acuity Brands Lighting Inc, 6.000% due 12/15/2019	405,926
	Agilent Technologies Inc:
385,000	3.875% due 07/15/2023	385,472
453,000	6.500% due 11/01/2017 (g)	522,295
400,000	Alliant Techsystems Inc, 144A, 5.250% due 10/01/2021 (i),(j),(k)	401,000
250,000	Amgen Inc, 6.900% due 06/01/2038	323,573
500,000	Amkor Technology Inc, 7.375% due 05/01/2018 (g)	520,000

3

215,000	Anheuser-Busch Cos LLC, 5.950% due 01/15/2033	259,456
415,000	Approach Resources Inc, 7.000% due 06/15/2021	410,850
530,000	Atwood Oceanics Inc, 6.500% due 02/01/2020 (g)	543,250
375,000	B/E Aerospace Inc, 5.250% due 04/01/2022	404,063
325,000	Bed Bath & Beyond Inc, 5.165% due 08/01/2044	318,227
224,000	Bristol-Myers Squibb Co, 6.125% due 05/01/2038	284,422
638,000	Cameron International Corp, 6.375% due 07/15/2018 (g)	734,183
650,000	Carpenter Technology Corp, 4.450% due 03/01/2023 (g)	667,112
575,000	Celgene Corp, 3.625% due 05/15/2024 (g)	568,868
	CF Industries Inc:
415,000	3.450% due 06/01/2023	406,820
515,000	6.875% due 05/01/2018 (g)	596,451
780,000	Church & Dwight Co Inc, 2.875% due 10/01/2022 (g)	758,061
405,000	Clean Harbors Inc, 5.125% due 06/01/2021	401,456
180,000	Comcast Corp, 6.400% due 05/15/2038 (g)	229,600
605,000	Crane Co, 2.750% due 12/15/2018 (g)	615,791
775,000	CRH America Inc, 6.000% due 09/30/2016 (g)	847,686
380,000	Diamond Offshore Drilling Inc, 4.875% due 11/01/2043	352,240
360,000	Domtar Corp, 6.250% due 09/01/2042	385,678
	Equinix Inc:
295,000	4.875% due 04/01/2020	292,050
250,000	5.375% due 04/01/2023	247,500
690,000	FMC Technologies Inc, 2.000% due 10/01/2017 (g)	695,323
795,000	Gap Inc/The, 5.950% due 04/12/2021 (g)	904,123
170,000	Halliburton Co, 7.450% due 09/15/2039	240,676
225,000	Husky Energy Inc, 3.950% due 04/15/2022	233,195
410,000	Lorillard Tobacco Co, 8.125% due 06/23/2019	501,557
525,000	Louisiana-Pacific Corp, 7.500% due 06/01/2020 (g)	559,125

4

465,000	Maxim Integrated Products Inc, 2.500% due 11/15/2018	467,684
295,000	Mead Johnson Nutrition Co, 4.600% due 06/01/2044	297,626
215,000	NetApp Inc, 3.375% due 06/15/2021	216,316
332,000	NewMarket Corp, 4.100% due 12/15/2022	332,268
275,000	O’Reilly Automotive Inc, 4.625% due 09/15/2021	298,854
470,000	Oshkosh Corp, 8.500% due 03/01/2020	495,850
155,000	Petro-Canada, 5.950% due 05/15/2035	184,651
535,000	Reliance Steel & Aluminum Co, 4.500% due 04/15/2023 (g)	550,000
175,000	Reynolds American Inc, 6.150% due 09/15/2043	200,188
155,000	Rockwell Automation Inc, 6.250% due 12/01/2037	198,392
520,000	Rosetta Resources Inc, 5.625% due 05/01/2021 (g)	507,000
790,000	TC PipeLines LP, 4.650% due 06/15/2021 (g)	834,669
210,000	Total System Services Inc, 3.750% due 06/01/2023	205,689
565,000	Tupperware Brands Corp, 4.750% due 06/01/2021 (g)	599,981
245,000	Tyco Electronics Group SA, 2.375% due 12/17/2018	245,564
210,000	Tyson Foods Inc, 4.500% due 06/15/2022	222,565
320,000	UnitedHealth Group Inc, 5.800% due 03/15/2036	391,700
685,000	Vale Overseas Ltd, 4.375% due 01/11/2022 (g)	690,021
575,000	Valero Energy Corp, 10.500% due 03/15/2039 (g)	936,186
205,000	Valmont Industries Inc, 5.000% due 10/01/2044	201,115
405,000	Vector Group Ltd, 7.750% due 02/15/2021	426,262
515,000	Verisk Analytics Inc, 5.800% due 05/01/2021 (g)	579,926
385,000	Western Refining Inc, 6.250% due 04/01/2021	385,000
270,000	Yum! Brands Inc, 6.875% due 11/15/2037	341,328

		25,915,640

5

Special Purpose — 0.7%
318,000	AmeriGas Partners LP/AmeriGas Finance Corp, 6.500% due 05/20/2021	325,950
293,000	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc, 6.750% due 02/01/2022	324,498

		650,448

Telephone — 1.9%
275,000	AT&T Inc, 6.150% due 09/15/2034	328,278
100,000	CenturyLink Inc, Series V, 5.625% due 04/01/2020	103,150
550,000	Frontier Communications Corp, 8.500% due 04/15/2020 (g)	610,500
	Verizon Communications Inc:
320,000	5.150% due 09/15/2023	354,358
245,000	6.400% due 09/15/2033	298,464

		1,694,750

Transportation - Non Rail — 0.3%
275,000	FedEx Corp, 4.900% due 01/15/2034	295,929

Utility - Gas — 0.9%
649,000	EQT Corp, 6.500% due 04/01/2018 (g)	741,337

Utility - Electric — 4.2%
205,000	Consolidated Edison Co of New York Inc, Series 07-A, 6.300% due 08/15/2037	262,386
640,000	Dominion Resources Inc, (becomes variable June 2016), 7.500% due 06/30/2066 (g),(h)	687,744
500,000	Empresa Nacional de Electricidad SA, 4.250% due 04/15/2024	500,457
250,000	Exelon Generation Co LLC, 6.250% due 10/01/2039	290,982
305,000	Georgia Power Co, 4.300% due 03/15/2043	304,290
650,000	PSEG Power LLC, 4.300% due 11/15/2023 (g)	675,951
320,000	Public Service Electric & Gas Co, MTN, 3.950% due 05/01/2042	312,927
665,000	TransAlta Corp, 4.500% due 11/15/2022	665,966

		3,700,703

TOTAL CORPORATE BONDS AND NOTES
(Cost $46,740,943)		48,417,182

MORTGAGE-BACKED SECURITIES — 34.0%
Collateralized Mortgage Obligations (CMO) - Agency — 0.1%
66,081	Fannie Mae REMICS, Series 1990-5, Class J, 8.200% due 01/25/2020	72,792

6

Collateralized Mortgage Obligations (CMO) - Non Agency — 1.7%
	Countrywide Alternative Loan Trust:
221,474	Series 2003-20CB, Class 1A2, 5.500% due 10/25/2033 (g)	227,236
240,594	Series 2005-3CB, Class 1A10, 5.250% due 03/25/2035	242,606
289,282	GSR Mortgage Loan Trust, Series 2004-15F, Class 2A1, 6.000% due 12/25/2034	314,803
164,223	MASTR Alternative Loan Trust, Series 2004-10, Class 3A1, 5.000% due 09/25/2019	166,844
212,170	Residential Funding Mortgage Securities I Inc, Series 2006-S1, Class 1A5, 5.250% due 01/25/2036 (o)	197,166
346,957	Terwin Mortgage Trust, Series 2007-2ALT, Class A1B, 144A, 0.275% due 04/25/2038 (g),(h),(i),(j),(k)	346,556

		1,495,211

Commercial Mortgage-Backed Securities — 8.4%
	COMM Mortgage Trust:
415,000	Series 2012-CR4, Class A2, 1.801% due 10/15/2045	412,854
380,000	Series 2012-CR5, Class A2, 1.678% due 12/10/2045	376,749
330,000	Series 2012-LC4, Class B, 4.934% due 12/10/2044 (h)	357,173
230,000	Series 2013-CR13, Class A2, 3.039% due 12/10/2018	236,936
320,000	Series 2013-LC6, Class B, 3.739% due 01/10/2046	316,939
560,000	Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AM, 5.343% due 12/15/2039	600,082
990,000	GS Mortgage Securities Trust, Series 2011-GC5, Class A2, 2.999% due 08/10/2044 (g)	1,021,029
600,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 6.058% due 04/15/2045 (h)	643,886
495,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A2, 2.111% due 03/15/2045	501,864
	WF-RBS Commercial Mortgage Trust:
585,000	Series 2012-C10, Class B, 3.744% due 12/15/2045	583,281
775,000	Series 2012-C8, Class A2, 1.881% due 08/15/2045 (g)	780,366
1,185,000	Series 2012-C9, Class A2, 1.829% due 11/15/2045 (g)	1,183,987
455,000	Series 2013-C18, Class A2, 3.027% due 12/15/2046	469,478

		7,484,624

7

Mortgage Pass-Through Securities — 23.8%
	Fannie Mae (TBA):
4,575,000	3.500% due 05/01/2042 (l),(m)	4,662,568
4,300,000	4.000% due 02/01/2042 (l),(m)	4,517,956
4,225,000	4.500% due 03/01/2040 (l),(m)	4,546,661
4,150,000	5.000% due 04/01/2037 (l),(m)	4,569,231
16,637	Fannie Mae Pool, #70225, 7.500% due 08/01/2018	17,531
	Freddie Mac Gold Pool:
4,291	#A00813, 9.000% due 10/01/2020	4,341
18,521	#A01048, 8.500% due 02/01/2020	19,429
19,058	#C30261, 7.500% due 08/01/2029	21,745
36,090	#G00479, 9.000% due 04/01/2025	42,302
2,550,000	Ginnie Mae (TBA), 4.000% due 12/01/2099 (l),(m)	2,698,816

		21,100,580

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $29,990,141)		30,153,207

MUNICIPAL BONDS AND NOTES — 1.7%
695,000	City of New York NY, GO, 5.676% due 10/01/2034 (g)	766,571
735,000	Commonwealth of Pennsylvania, GO, 5.350% due 05/01/2030 (g)	799,783

		1,566,354

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $1,402,086)		1,566,354

U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Bill — 0.3%
293,000	0.002% due 12/18/2014 (p),(q)	292,989

U.S. Treasury Note — 0.8%
667,000	2.250% due 07/31/2021	669,293

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $961,207)		962,282

Shares		Value(d),(c),(f)

INVESTMENT COMPANIES — 16.0%
97,995	iShares iBoxx $ High Yield Corporate Bond ETF (e),(g)	9,010,640
5,244,532	State Street Institutional U.S. Government Money Market Fund (e)	5,244,532

TOTAL INVESTMENT COMPANIES
(Cost $14,413,497)		14,255,172

8

TOTAL INVESTMENTS
(Cost $106,838,708)(n)	122.6%	108,799,549
OTHER ASSETS AND LIABILITIES (Net)	(22.6)	(20,069,208)

NET ASSETS	100.0%	$88,730,341

†	Amount represents less than 0.05% of net assets.

(a)	Subsequent Events: The Fund was reorganized into a separate, newly created series of The Victory Portfolios after the close of business on October 31, 2014.

(b)	At September 30, 2014, a substantial portion of the Fund’s net assets were invested in mortgage-backed securities. As a result, adverse market conditions affecting mortgage-backed securities may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

Valuation Inputs	Investments in Securities	Investments in Other Financial Instruments- Assets*
Level 1 — Quoted Prices	$14,548,161	$7,711
Level 2 — Other Significant Observable Inputs	94,251,388	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$108,799,549	$7,711

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended September 30, 2014.

(d)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 2 inputs established by ASC Topic 820 (see note (b) above).

9

(e)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities, including derivative securities such as interest rate and credit default swap contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, also may be valued on an amortized cost basis, which approximates current market value. Futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange, but may be valued at the mean of the bid and asked price where there are no sales. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts, and/or securities purchased on a when issued or delayed delivery basis.

(h)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2014.

(i)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(j)	Security subject to restrictions on resale under federal securities law. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of Rule 144A Security, sales to qualified institutional buyers. The Fund may invest in securities subject to restrictions on resale, subject to the limitations on investments in illiquid securities. The Fund does not have the right to demand that any of these securities be registered.

(k)	Security subject to restrictions on resale that has been deemed by the Advisor, Munder Capital Management, to be liquid.

(l)

Security purchased on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may be settled after the customary settlement period. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the

10

Fund enters into such a transaction, the Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its purchase commitment. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(m)	Security, or a portion thereof, subject to mortgage dollar roll transaction. The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same.

(n)	At September 30, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,683,304, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $722,463 and net appreciation for financial reporting purposes was $1,960,841. At September 30, 2014, aggregate cost for financial reporting purposes was $106,838,708.

(o)	Security in default.

(p)	Rate represents annualized yield at date of purchase.

(q)	Zero-coupon bond.

ABBREVIATIONS:
ETF	—	Exchange Traded Fund
GO	—	General Obligation Bonds
MTN	—	Medium Term Note
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SNAT	—	Supra-National
TBA	—	To Be Announced

11

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of September 30, 2014 was as follows:

Futures Contracts — Asset Derivatives
	Contracts	Notional Value of Contracts	Market Value of Contracts	Balance Sheet Location	Fair Value
Interest Rate Contracts 2 YR U.S. Treasury Note Futures, December 2014	10	$(2,188,782)	$(2,188,437)	Net Assets- Unrealized Appreciation	$345
Interest Rate Contracts 5 YR U.S. Treasury Note Futures, December 2014	17	$(2,016,108)	$(2,010,383)	Net Assets- Unrealized Appreciation	$5,725
Interest Rate Contracts U.S. Treasury Long Bond Futures, December 2014	23	$(3,193,950)	$(3,171,844)	Net Assets- Unrealized Appreciation	$22,106
Interest Rate Contracts Ultra Long Term U.S. Treasury Bond Futures, December 2014	27	$4,132,133	$4,117,500	Net Assets- Unrealized Appreciation Depreciation	$(14,633)
Interest Rate Contracts 10 YR U.S. Treasury Note Futures, December 2014	45	$5,614,660	$5,608,828	Net Assets- Unrealized Depreciation	$(5,832)

*	Includes cumulative appreciation/(depreciation) of futures contracts.

Futures Contracts: The Fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objective. The Fund may enter into futures contracts for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), to gain exposure to an investment in a manner other than investing in the asset directly, or for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another). A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on fluctuations of the value of the contract.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

12

Munder Emerging Markets Small-Cap Fund

Portfolio of Investments, September 30, 2014 (Unaudited) (b),(c)

Shares		Value(a),(d),(e),(f)

COMMON STOCKS — 89.6%
Brazil — 6.6%
1,600	Estacio Participacoes SA	$16,629
400	Guararapes Confeccoes SA	16,668
4,400	Kroton Educacional SA	27,647
2,400	Light SA	20,277
700	Linx SA	14,642
3,000	Minerva SA †	15,749
3,300	QGEP Participacoes SA	12,525
1,300	Qualicorp SA †	12,863
900	Smiles SA	14,266
3,000	Sul America SA, CDS	18,654

		169,920

China — 22.9%
16,000	ANTA Sports Products Ltd	32,433
29,000	BYD Electronic International Co Ltd	33,613
38,000	Central China Securities Co Ltd, H Shares †	14,094
58,000	China Lesso Group Holdings Ltd	28,907
37,000	China Modern Dairy Holdings Ltd †	17,154
60,000	China Power International Development Ltd	27,740
24,500	China Railway Construction Corp Ltd, H Shares	22,245
9,000	China Shineway Pharmaceutical Group Ltd	15,416
23,000	China ZhengTong Auto Services Holdings Ltd	13,477
8,800	Chongqing Changan Automobile Co Ltd, B Shares	18,904
36,000	Datang International Power Generation Co Ltd, H Shares	18,870
28,000	Far East Horizon Ltd	25,062
180,000	GOME Electrical Appliances Holding Ltd	29,440
28,000	Huadian Fuxin Energy Corp Ltd, H Shares	16,443
23,520	Huaxin Cement Co Ltd, B Shares	25,896
86,000	Kaisa Group Holdings Ltd	32,894
30,500	KWG Property Holding Ltd	21,486
56,000	Lijun International Pharmaceutical Holding Co Ltd	26,973
65,000	Lonking Holdings Ltd	11,720
50,000	Sichuan Expressway Co Ltd, H Shares	18,931
28,000	Sihuan Pharmaceutical Holdings Group Ltd	21,131
22,000	SinoMedia Holding Ltd	13,401
24,000	Sinotrans Ltd, H Shares	17,432
20,000	TCL Communication Technology Holdings Ltd	24,083
74,000	Tiangong International Co Ltd	17,250
1,111	Trina Solar Ltd, ADR †	13,410
368	YY Inc, ADR †	27,560

		585,965

Egypt — 0.7%
28,036	Palm Hills Developments SAE †	16,861

1

Hungary — 0.6%
11,108	Magyar Telekom Telecommunications PLC †	16,344

India — 1.1%
1,208	WNS Holdings Ltd, ADR †	27,192

Indonesia — 1.2%
128,400	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	20,022
107,300	Summarecon Agung Tbk PT	10,743

		30,765

Malaysia — 3.5%
22,100	Kossan Rubber Industries	29,844
113,000	Nam Cheong Ltd	38,532
37,000	Perdana Petroleum Bhd †	20,414

		88,790

Mexico — 7.2%
5,500	Corp Inmobiliaria Vesta SAB de CV	11,835
7,300	Credito Real SAB de CV	20,654
4,300	Gruma SAB de CV, Class B †	46,040
6,700	Megacable Holdings SAB de CV, CPO	31,803
10,000	Mexico Real Estate Management SA de CV †	17,646
11,000	OHL Mexico SAB de CV †	29,854
1,125	Ternium SA, ADR	27,056

		184,888

Philippines — 4.2%
16,600	ABS-CBN Holdings Corp, PDR	16,201
9,300	Cebu Air Inc	14,185
692,000	Filinvest Land Inc	24,363
51,717	Nickel Asia Corp	51,628

		106,377

Russian Federation — 1.8%
25,038	Alrosa AO	22,448
690	CAT Oil AG	13,151
6,941	Moscow Exchange MICEX-RTS OAO	10,255

		45,854

South Africa — 6.6%
1,320	Astral Foods Ltd	17,812
13,928	Mpact Ltd	41,984
6,275	Raubex Group Ltd	12,330
3,903	Resilient Property Income Fund Ltd	25,232
6,019	Sibanye Gold Ltd	13,070
7,964	Super Group Ltd †	21,839
7,610	Telkom SA SOC Ltd †	36,847

		169,114

South Korea — 15.7%
490	Boryung Pharmaceutical Co Ltd	19,526
529	CJ Freshway Corp †	20,654
235	Com2uSCorp †	38,638

2

560	Daesang Corp	27,383
1,020	DGB Financial Group Inc	16,239
749	Hansae Co Ltd	26,191
128	Hanssem Co Ltd	13,889
337	Hyundai Development Co-Engineering & Construction	13,636
319	i-SENS Inc †	17,201
1,247	Korean Reinsurance Co	13,353
227	LG Innotek Co Ltd †	24,738
390	LIG Insurance Co Ltd	10,311
7	Lotte Chilsung Beverage Co Ltd	14,415
1,090	Seah Besteel Corp	39,045
776	SKC Co Ltd	23,201
895	SL Corp	18,489
1,873	Sungwoo Hitech Co Ltd	30,351
833	Tovis Co Ltd	13,696
1,608	Wonik IPS Co Ltd †	19,124

		400,080

Taiwan — 9.2%
12,101	AcBel Polytech Inc	14,381
5,170	Chailease Holding Co Ltd	12,560
5,000	Chaun-Choung Technology Corp	14,629
16,500	Coretronic Corp †	26,578
12,000	Everlight Electronics Co Ltd	25,720
12,000	Primax Electronics Ltd	13,925
17,000	Rechi Precision Co Ltd	17,352
18,000	Sigurd Microelectronics Corp	18,077
1,040	Silicon Motion Technology Corp, ADR	28,018
5,000	Sporton International Inc	25,559
12,000	Syncmold Enterprise Corp	25,720
9,000	Vanguard International Semiconductor Corp	13,196

		235,715

Thailand — 6.0%
14,100	Bangkok Expressway PCL	16,524
96,500	GFPT PCL	60,117
18,600	Hana Microelectronics PCL	24,236
22,000	Supalai PCL	17,641
9,800	Thaicom PCL	12,467
18,800	Thanachart Capital PCL	21,598

		152,583

Turkey — 2.3%
2,184	Akcansa Cimento AS	13,767
3,322	Dogus Otomotiv Servis ve Ticaret AS	12,914
7,525	Tekfen Holding AS †	16,725
18,995	Turkiye Sinai Kalkinma Bankasi AS	16,020

		59,426

TOTAL COMMON STOCKS
(Cost $1,968,620)		2,289,874

3

PREFERRED STOCKS — 2.3%
Brazil — 1.1%
4,900	Banco ABC Brasil SA	27,125

Colombia — 0.6%
1,039	Banco Davivienda SA	14,962

Russian Federation — 0.6%
7	AK Transneft OAO †	15,451

TOTAL PREFERRED STOCKS
(Cost $60,523)		57,538

INVESTMENT COMPANIES — 10.1%
India — 6.6%
5,325	iShares MSCI India Small-Cap ETF	168,962

Multi-Country — 3.5%
1,823	iShares MSCI Emerging Markets Small-Cap ETF	89,728

TOTAL INVESTMENT COMPANIES
(Cost $198,778)		258,690

TOTAL INVESTMENTS
(Cost $2,227,921) (g)	102.0%	2,606,102
OTHER ASSETS AND LIABILITIES (Net)	(2.0)	(50,629)

NET ASSETS	100.0%	$2,555,473

†	Non-income producing security.

(a)	Subsequent Events: The Fund was reorganized into a separate, newly created series of The Victory Portfolios after the close of business on October 31, 2014.

(b)	Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(c)	The Fund primarily invests in foreign securities from emerging markets. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards. In addition, due to the smaller securities markets, lower trading volumes and less government regulation of securities markets in emerging market countries compared to those in developed countries, investments in emerging market securities generally are more illiquid and volatile and subject to a higher risk of settlement disruptions than investments in securities of issuers in developed countries. As a result, quoted market prices may not necessarily represent a security’s fair value.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

4

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$2,606,102
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$2,606,102

(e)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (see note (d) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

5

(g)	At September 30, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $450,047, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $71,866 and net appreciation for financial reporting purposes was $378,181. At September 30, 2014, aggregate cost for financial reporting purposes was $2,227,921.

ABBREVIATION:
ADR	—	American Depositary Receipt
CDS	—	Certificate of Deposit of Shares
CPO	—	Certificates of Ordinary Participation
ETF	—	Exchange Traded Fund
OAO	—	Russian Open Joint Stock Corporation
PDR	—	Philippine Depository Receipt

6

Munder Emerging Markets Small-Cap Fund

Portfolio of Investments, September 30, 2014 (Unaudited)

At September 30, 2014, industry diversification of the Fund was as follows:

	% of Net Assets	Value
COMMON STOCKS:
Food Products	8.0	204,277
Metals & Mining	6.7	170,496
Real Estate Management & Development	5.3	135,823
Semiconductors & Semiconductor Equipment	4.6	117,544
Electronic Equipment, Instruments & Components	4.1	103,877
Machinery	3.6	93,324
Pharmaceuticals	3.2	83,045
Media	3.0	75,672
Textiles, Apparel & Luxury Goods	2.9	75,293
Diversified Telecommunication Services	2.6	65,658
Transportation Infrastructure	2.6	65,309
Construction & Engineering	2.5	64,937
Specialty Retail	2.5	64,757
Independent Power and Renewable Electricity Producers	2.5	63,053
Banks	2.1	53,856
Software	2.1	53,280
Auto Components	1.9	48,841
Diversified Financial Services	1.9	47,876
Health Care Equipment & Supplies	1.8	47,045
Diversified Consumer Services	1.7	44,276
Real Estate Investment Trusts (REITs)	1.7	42,878
Insurance	1.7	42,318
Containers & Packaging	1.6	41,984
Construction Materials	1.6	39,662
Technology Hardware, Storage & Peripherals	1.5	38,008
Communications Equipment	1.3	33,613
Energy Equipment & Services	1.3	33,566
Building Products	1.1	28,907
Internet Software & Services	1.1	27,560
IT Services	1.1	27,192
Professional Services	1.0	25,559
Chemicals	0.9	23,201
Consumer Finance	0.8	20,654
Food & Staples Retailing	0.8	20,654
Electric Utilities	0.8	20,277
Automobiles	0.7	18,904
Air Freight & Logistics	0.7	17,432
Beverages	0.6	14,415
Electrical Equipment	0.6	14,381
Airlines	0.6	14,185
Capital Markets	0.5	14,094
Household Durables	0.5	13,889

7

Distributors	0.5	12,914
Health Care Providers & Services	0.5	12,863
Oil, Gas & Consumable Fuels	0.5	12,525

TOTAL COMMON STOCKS	89.6	2,289,874
PREFERRED STOCKS:
Banks	1.7	42,087
Oil, Gas & Consumable Fuels	0.6	15,451

TOTAL PREFERRED STOCKS	2.3	57,538
INVESTMENT COMPANIES	10.1	258,690

TOTAL INVESTMENTS	102.0	2,606,102
OTHER ASSETS AND LIABILITIES (NET)	(2.0)	(50,629)

NET ASSETS	100.0%	$2,555,473

8

Munder Growth Opportunities Fund

Portfolio of Investments, September 30, 2014 (Unaudited) (b)

Shares		Value(a),(c),(d),(e)

COMMON STOCKS — 96.8%

Consumer Discretionary — 17.2%
Auto Components — 2.6%
123,500	Gentex Corp	$3,306,095
59,000	Magna International Inc	5,599,690
74,900	Tenneco Inc †	3,918,019

		12,823,804

Internet & Catalog Retail — 2.0%
142,330	HomeAway Inc †	5,052,715
4,010	Priceline Group Inc/The †	4,645,906

		9,698,621

Leisure Products — 1.0%
33,400	Polaris Industries Inc	5,002,986

Media — 3.8%
297,695	Comcast Corp, Class A	16,010,037
28,800	Walt Disney Co/The	2,564,064

		18,574,101

Multiline Retail — 1.0%
80,100	Macy’s Inc	4,660,218

Specialty Retail — 6.8%
45,400	Advance Auto Parts Inc	5,915,620
6,900	AutoZone Inc †	3,516,654
108,700	Foot Locker Inc	6,049,155
52,900	Lithia Motors Inc, Class A	4,004,001
165,000	Lowe’s Cos Inc	8,731,800
124,000	Penske Automotive Group Inc	5,033,160

		33,250,390

Total Consumer Discretionary		84,010,120

Consumer Staples — 8.3%
Beverages — 2.7%
43,000	Anheuser-Busch InBev NV, ADR	4,766,550
54,000	Coca-Cola Enterprises Inc	2,395,440
67,900	PepsiCo Inc	6,320,811

		13,482,801

Food & Staples Retailing — 4.9%
77,200	CVS Health Corp	6,144,348
123,600	Kroger Co/The	6,427,200
42,500	PriceSmart Inc	3,639,700
99,000	Wal-Mart Stores Inc	7,570,530

		23,781,778

1

Food Products — 0.7%
38,500	Sanderson Farms Inc	3,386,075

Total Consumer Staples		40,650,654

Energy — 5.6%
Energy Equipment & Services — 3.5%
53,500	Halliburton Co	3,451,285
61,500	Helmerich & Payne Inc	6,019,005
72,100	Schlumberger Ltd	7,331,849

		16,802,139

Oil, Gas & Consumable Fuels — 2.1%
46,600	Chevron Corp	5,560,312
50,500	Exxon Mobil Corp	4,749,525

		10,309,837

Total Energy		27,111,976

Financials — 6.2%
Banks — 1.8%
76,200	Citigroup Inc	3,948,684
97,350	Wells Fargo & Co	5,049,545

		8,998,229

Capital Markets — 1.8%
42,500	Ameriprise Financial Inc	5,243,650
100,000	SEI Investments Co	3,616,000

		8,859,650

Consumer Finance — 1.0%
56,100	American Express Co	4,910,994

Insurance — 0.7%
84,800	AmTrust Financial Services Inc	3,376,736

Real Estate Management & Development — 0.9%
43,100	Altisource Portfolio Solutions SA †	4,344,480

Total Financials		30,490,089

Health Care — 11.3%
Biotechnology — 4.8%
45,000	Alexion Pharmaceuticals Inc †	7,461,900
18,000	Biogen Idec Inc †	5,954,580
91,520	Gilead Sciences Inc †	9,742,304

		23,158,784

Health Care Providers & Services — 1.5%
95,500	AmerisourceBergen Corp	7,382,150

Life Sciences Tools & Services — 1.3%
110,975	ICON PLC †	6,351,099

Pharmaceuticals — 3.7%
86,000	AbbVie Inc	4,967,360
23,460	Actavis plc †	5,660,429

2

23,000	Jazz Pharmaceuticals PLC †	3,692,880
35,200	Johnson & Johnson	3,751,968

		18,072,637

Total Health Care		54,964,670

Industrials — 13.8%
Aerospace & Defense — 2.0%
58,450	Huntington Ingalls Industries Inc	6,091,074
29,500	Northrop Grumman Corp	3,886,920

		9,977,994

Air Freight & Logistics — 0.8%
24,000	FedEx Corp	3,874,800

Airlines — 2.1%
194,000	Southwest Airlines Co	6,551,380
53,190	Spirit Airlines Inc †	3,677,557

		10,228,937

Electrical Equipment — 0.7%
87,500	Generac Holdings Inc †	3,547,250

Machinery — 1.0%
103,900	Trinity Industries Inc	4,854,208

Road & Rail — 5.6%
225,670	Knight Transportation Inc	6,181,101
59,000	Norfolk Southern Corp	6,584,400
86,400	Old Dominion Freight Line Inc †	6,103,296
78,500	Union Pacific Corp	8,510,970

		27,379,767

Trading Companies & Distributors — 1.6%
68,300	United Rentals Inc †	7,588,130

Total Industrials		67,451,086

Information Technology — 28.7%
Communications Equipment — 0.5%
82,365	ARRIS Group Inc †	2,335,460

Internet Software & Services — 6.3%
109,400	Facebook Inc, Class A †	8,646,976
37,933	Google Inc, Class A †	22,320,157

		30,967,133

IT Services — 3.8%
19,100	Alliance Data Systems Corp †	4,741,957
38,700	International Business Machines Corp	7,346,421
84,000	MasterCard Inc, Class A	6,209,280

		18,297,658

Semiconductors & Semiconductor Equipment — 7.2%
64,300	Avago Technologies Ltd	5,594,100
176,600	Intel Corp	6,149,212

3

110,000	Microchip Technology Inc	5,195,300
87,500	NXP Semiconductor NV †	5,987,625
126,000	Skyworks Solutions Inc	7,314,300
240,000	Taiwan Semiconductor Manufacturing Co Ltd, ADR	4,843,200

		35,083,737

Software — 5.1%
106,300	Adobe Systems Inc †	7,354,897
291,365	Microsoft Corp	13,507,681
72,000	Open Text Corp	3,990,240

		24,852,818

Technology Hardware, Storage & Peripherals — 5.8%
282,570	Apple Inc	28,468,927

Total Information Technology		140,005,733

Materials — 4.2%
Chemicals — 2.2%
55,565	LyondellBasell Industries NV, Class A	6,037,693
54,515	Westlake Chemical Corp	4,720,454

		10,758,147

Containers & Packaging — 2.0%
327,400	Graphic Packaging Holding Co †	4,069,582
90,385	Packaging Corp of America	5,768,371

		9,837,953

Total Materials		20,596,100

Telecommunication Services — 1.5%
Diversified Telecommunication Services — 1.5%
143,800	Verizon Communications Inc	7,188,562

TOTAL COMMON STOCKS
(Cost $401,871,090)		472,468,990

INVESTMENT COMPANY — 0.9%
(Cost $4,133,953)
4,133,953	State Street Institutional U.S. Government Money Market Fund	4,133,953

TOTAL INVESTMENTS
(Cost $406,005,043)(f)	97.7%	476,602,943
OTHER ASSETS AND LIABILITIES (Net)	2.3	11,290,179

NET ASSETS	100.0%	$487,893,122

†	Non-income producing security.

(a)	Subsequent Events: The Fund was reorganized into a separate, newly created series of The Victory Portfolios after the close of business on October 31, 2014.

(b)

The Fund is subject to a fundamental policy, which cannot be changed without shareholder approval, to concentrate (i.e., invest at least 25% of its total assets) in securities of companies engaged in the research, design, development, manufacturing or distribution of products,

4

processes or services for use with Internet-related businesses. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$476,602,943
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$476,602,943

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended September 30, 2014.

(d)	As of September 30, 2014, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(e)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset

5

value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	At September 30, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $74,495,680, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,897,780 and net appreciation for financial reporting purposes was $70,597,900. At September 30, 2014, aggregate cost for financial reporting purposes was $406,005,043.

ABBREVIATIONS:
ADR	—	American Depositary Receipt

6

Munder Index 500 Fund

Portfolio of Investments, September 30, 2014 (Unaudited)

Shares		Value(a),(b),(c),(d)

COMMON STOCKS — 97.8%

Consumer Discretionary — 11.4%
Auto Components — 0.3%
3,416	BorgWarner Inc	$179,716
4,481	Delphi Automotive PLC	274,865
4,117	Goodyear Tire & Rubber Co/The	92,982
9,960	Johnson Controls Inc	438,240

		985,803

Automobiles — 0.6%
58,005	Ford Motor Co	857,894
20,159	General Motors Co	643,879
3,252	Harley-Davidson Inc	189,266

		1,691,039

Distributors — 0.1%
2,289	Genuine Parts Co	200,768

Diversified Consumer Services — 0.0%#
4,185	H&R Block Inc	129,777

Hotels, Restaurants & Leisure — 1.6%
6,708	Carnival Corp	269,460
463	Chipotle Mexican Grill Inc †	308,631
1,994	Darden Restaurants Inc	102,611
3,259	Marriott International Inc/DE, Class A	227,804
14,685	McDonald’s Corp	1,392,285
11,234	Starbucks Corp	847,718
2,849	Starwood Hotels & Resorts Worldwide Inc	237,065
1,871	Wyndham Worldwide Corp	152,038
1,212	Wynn Resorts Ltd	226,741
6,575	Yum! Brands Inc	473,269

		4,237,622

Household Durables — 0.4%
4,884	DR Horton Inc	100,220
1,814	Garmin Ltd	94,310
1,031	Harman International Industries Inc	101,079
2,111	Leggett & Platt Inc	73,716
2,685	Lennar Corp, Class A	104,259
934	Mohawk Industries Inc †	125,922
4,094	Newell Rubbermaid Inc	140,874
5,188	PulteGroup Inc	91,620
1,166	Whirlpool Corp	169,828

		1,001,828

Internet & Catalog Retail — 1.3%
5,666	Amazon.com Inc †	1,826,945
1,483	Expedia Inc	129,940
898	Netflix Inc †	405,160
784	Priceline Group Inc/The †	908,327
1,665	TripAdvisor Inc †	152,214

		3,422,586

Leisure Products — 0.1%
1,715	Hasbro Inc	94,316
5,052	Mattel Inc	154,844

		249,160

Media — 3.4%
3,270	Cablevision Systems Corp, Class A	57,258
7,248	CBS Corp, Class B, Non-Voting	387,768
38,707	Comcast Corp, Class A	2,081,662
7,511	DIRECTV †	649,852
4,086	Discovery Communications Inc, Class C †	152,326
2,212	Discovery Communications Inc, Class A †	83,614
3,374	Gannett Co Inc	100,107
6,302	Interpublic Group of Cos Inc/The	115,453
7,447	News Corp, Class A †	121,758
3,756	Omnicom Group Inc	258,638
1,550	Scripps Networks Interactive Inc, Class A	121,039
4,166	Time Warner Cable Inc	597,779
12,784	Time Warner Inc	961,485
28,168	Twenty-First Century Fox Inc, Class A	965,881
5,694	Viacom Inc, Class B	438,096
23,618	Walt Disney Co/The	2,102,711

		9,195,427

Multiline Retail — 0.7%
4,537	Dollar General Corp †	277,256
3,075	Dollar Tree Inc †	172,415
1,455	Family Dollar Stores Inc	112,384
3,060	Kohl’s Corp	186,752
5,281	Macy’s Inc	307,249
2,140	Nordstrom Inc	146,312
9,477	Target Corp	594,018

		1,796,386

Specialty Retail — 2.1%
1,170	AutoNation Inc †	58,863
487	AutoZone Inc †	248,204
3,020	Bed Bath & Beyond Inc †	198,807
4,339	Best Buy Co Inc	145,747
3,278	CarMax Inc †	152,263
1,685	GameStop Corp, Class A	69,422
4,097	Gap Inc/The	170,804
20,129	Home Depot Inc/The	1,846,634
3,672	L Brands Inc	245,951

14,763	Lowe’s Cos Inc	781,258
1,551	O’Reilly Automotive Inc †	233,208
1,510	PetSmart Inc	105,836
3,138	Ross Stores Inc	237,170
9,634	Staples Inc	116,571
1,686	Tiffany & Co	162,379
10,363	TJX Cos Inc/The	613,179
2,059	Tractor Supply Co	126,649
1,565	Urban Outfitters Inc †	57,435

		5,570,380

Textiles, Apparel & Luxury Goods — 0.8%
4,107	Coach Inc	146,250
696	Fossil Group Inc †	65,354
3,069	Michael Kors Holdings Ltd †	219,096
10,518	NIKE Inc, Class B	938,206
1,249	PVH Corp	151,316
907	Ralph Lauren Corp, Class A	149,410
2,470	Under Armour Inc, Class A †	170,677
5,157	VF Corp	340,517

		2,180,826

Total Consumer Discretionary		30,661,602

Consumer Staples — 9.3%
Beverages — 2.1%
2,362	Brown-Forman Corp, Class B	213,100
59,035	Coca-Cola Co/The	2,518,433
3,378	Coca-Cola Enterprises Inc	149,848
2,506	Constellation Brands Inc, Class A †	218,423
2,918	Dr Pepper Snapple Group Inc	187,657
2,380	Molson Coors Brewing Co, Class B	177,167
2,150	Monster Beverage Corp †	197,090
22,535	PepsiCo Inc	2,097,783

		5,759,501

Food & Staples Retailing — 2.2%
6,555	Costco Wholesale Corp	821,473
17,320	CVS Health Corp	1,378,499
7,312	Kroger Co/The	380,224
3,445	Safeway Inc	118,164
8,775	Sysco Corp	333,011
23,615	Wal-Mart Stores Inc (e)	1,805,839
13,161	Walgreen Co	780,052
5,402	Whole Foods Market Inc	205,870

		5,823,132

Food Products — 1.6%
9,654	Archer-Daniels-Midland Co	493,319
2,676	Campbell Soup Co	114,346
6,318	ConAgra Foods Inc	208,747
9,160	General Mills Inc	462,122

2,231	Hershey Co/The	212,904
2,009	Hormel Foods Corp	103,243
1,522	JM Smucker Co/The	150,663
3,824	Kellogg Co	235,558
1,821	Keurig Green Mountain Inc	236,967
8,883	Kraft Foods Group Inc	501,001
1,941	McCormick & Co Inc/MD, Non-Voting	129,853
3,023	Mead Johnson Nutrition Co	290,873
25,213	Mondelez International Inc, Class A	863,923
4,380	Tyson Foods Inc, Class A	172,441

		4,175,960

Household Products — 1.9%
1,926	Clorox Co/The	184,973
12,839	Colgate-Palmolive Co	837,360
5,592	Kimberly-Clark Corp	601,531
40,495	Procter & Gamble Co/The	3,391,051

		5,014,915

Personal Products — 0.1%
6,626	Avon Products Inc	83,488
3,364	Estee Lauder Cos Inc/The, Class A	251,358

		334,846

Tobacco — 1.4%
29,664	Altria Group Inc	1,362,764
5,384	Lorillard Inc	322,556
23,363	Philip Morris International Inc	1,948,474
4,608	Reynolds American Inc	271,872

		3,905,666

Total Consumer Staples		25,014,020

Energy — 9.5%
Energy Equipment & Services — 1.8%
6,506	Baker Hughes Inc	423,280
3,034	Cameron International Corp †	201,397
1,062	Diamond Offshore Drilling Inc	36,395
3,495	Ensco PLC, Class A	144,378
3,512	FMC Technologies Inc †	190,737
12,720	Halliburton Co	820,567
1,641	Helmerich & Payne Inc	160,605
4,327	Nabors Industries Ltd	98,483
6,434	National Oilwell Varco Inc	489,627
3,871	Noble Corp plc	86,014
19,389	Schlumberger Ltd	1,971,667
5,091	Transocean Ltd	162,759

		4,785,909

Oil, Gas & Consumable Fuels — 7.7%
7,567	Anadarko Petroleum Corp	767,596
5,720	Apache Corp	536,936
6,241	Cabot Oil & Gas Corp	204,018

7,741	Chesapeake Energy Corp	177,966
28,400	Chevron Corp	3,388,688
1,301	Cimarex Energy Co	164,616
18,389	ConocoPhillips	1,407,126
3,506	CONSOL Energy Inc	132,737
5,354	Denbury Resources Inc	80,471
5,751	Devon Energy Corp	392,103
8,187	EOG Resources Inc	810,677
2,265	EQT Corp	207,338
63,782	Exxon Mobil Corp (e)	5,998,697
3,911	Hess Corp	368,885
9,838	Kinder Morgan Inc/DE	377,189
10,087	Marathon Oil Corp	379,170
4,237	Marathon Petroleum Corp	358,747
2,496	Murphy Oil Corp	142,047
2,079	Newfield Exploration Co †	77,069
5,387	Noble Energy Inc	368,255
11,660	Occidental Petroleum Corp	1,121,109
3,110	ONEOK Inc	203,860
8,358	Phillips 66	679,589
2,140	Pioneer Natural Resources Co	421,516
2,477	QEP Resources Inc	76,242
2,523	Range Resources Corp	171,085
5,281	Southwestern Energy Co †	184,571
10,033	Spectra Energy Corp	393,896
1,917	Tesoro Corp	116,899
7,896	Valero Energy Corp	365,348
10,059	Williams Cos Inc/The	556,766

		20,631,212

Total Energy		25,417,121

Financials — 16.0%
Banks — 5.9%
157,274	Bank of America Corp (e)	2,681,522
10,762	BB&T Corp	400,454
45,342	Citigroup Inc	2,349,622
2,704	Comerica Inc (f)	134,821
12,476	Fifth Third Bancorp	249,770
12,218	Huntington Bancshares Inc/OH	118,881
56,253	JPMorgan Chase & Co	3,388,681
13,113	KeyCorp	174,796
1,973	M&T Bank Corp	243,251
8,084	PNC Financial Services Group Inc/The	691,829
20,616	Regions Financial Corp	206,985
7,940	SunTrust Banks Inc	301,958
26,949	US Bancorp/MN	1,127,277
71,048	Wells Fargo & Co	3,685,260
3,084	Zions Bancorporation	89,621

		15,844,728

Capital Markets — 2.2%
841	Affiliated Managers Group Inc †	168,503
2,799	Ameriprise Financial Inc	345,341
16,924	Bank of New York Mellon Corp/The	655,466
1,886	BlackRock Inc	619,211
17,153	Charles Schwab Corp/The	504,127
4,398	E*TRADE Financial Corp †	99,351
5,891	Franklin Resources Inc	321,707
6,128	Goldman Sachs Group Inc/The	1,124,917
6,471	Invesco Ltd	255,475
1,564	Legg Mason Inc	80,014
22,903	Morgan Stanley	791,757
3,311	Northern Trust Corp	225,247
6,334	State Street Corp	466,246
3,934	T Rowe Price Group Inc	308,426

		5,965,788

Consumer Finance — 0.9%
13,461	American Express Co	1,178,376
8,395	Capital One Financial Corp	685,200
6,908	Discover Financial Services	444,806
6,273	Navient Corp	111,095

		2,419,477

Diversified Financial Services — 2.0%
27,264	Berkshire Hathaway Inc, Class B †	3,766,249
4,723	CME Group Inc/IL, Class A	377,627
1,696	Intercontinental Exchange Inc	330,805
4,801	Leucadia National Corp	114,456
4,051	McGraw Hill Financial Inc	342,107
2,779	Moody’s Corp	262,615
1,792	NASDAQ OMX Group Inc/The	76,017

		5,269,876

Insurance — 2.7%
5,020	ACE Ltd	526,447
6,775	Aflac Inc	394,644
6,481	Allstate Corp/The	397,739
21,340	American International Group Inc	1,152,787
4,343	Aon PLC	380,751
1,067	Assurant Inc	68,608
3,596	Chubb Corp/The	327,524
2,252	Cincinnati Financial Corp	105,956
7,550	Genworth Financial Inc, Class A †	98,905
6,697	Hartford Financial Services Group Inc/The	249,463
3,904	Lincoln National Corp	209,176
4,559	Loews Corp	189,928
8,140	Marsh & McLennan Cos Inc	426,047
16,821	MetLife Inc	903,624
4,087	Principal Financial Group Inc	214,445
8,049	Progressive Corp/The	203,479
6,879	Prudential Financial Inc	604,939

1,953	Torchmark Corp	102,279
5,070	Travelers Cos Inc/The	476,276
3,810	Unum Group	130,988
3,970	XL Group PLC	131,685

		7,295,690

Real Estate Investment Trusts (REITs) — 2.1%
5,924	American Tower Corp	554,664
2,229	Apartment Investment & Management Co, Class A	70,927
1,962	AvalonBay Communities Inc	276,583
2,289	Boston Properties Inc	264,975
4,993	Crown Castle International Corp	402,086
5,410	Equity Residential	333,148
945	Essex Property Trust Inc	168,919
9,385	General Growth Properties Inc	221,017
6,862	HCP Inc	272,490
4,846	Health Care REIT Inc	302,245
11,320	Host Hotels & Resorts Inc	241,455
6,147	Kimco Realty Corp	134,681
2,104	Macerich Co/The	134,298
2,709	Plum Creek Timber Co Inc	105,678
7,477	Prologis Inc	281,883
2,168	Public Storage	359,541
4,647	Simon Property Group Inc	764,060
4,402	Ventas Inc	272,704
2,610	Vornado Realty Trust	260,895
7,901	Weyerhaeuser Co	251,726

		5,673,975

Real Estate Management & Development — 0.1%
4,252	CBRE Group Inc, Class A †	126,455

Thrifts & Mortgage Finance — 0.1%
7,265	Hudson City Bancorp Inc	70,616
4,767	People’s United Financial Inc	68,978

		139,594

Total Financials		42,735,583

Health Care — 13.6%
Biotechnology — 2.8%
2,958	Alexion Pharmaceuticals Inc †	490,495
11,360	Amgen Inc	1,595,626
3,531	Biogen Idec Inc †	1,168,090
11,957	Celgene Corp †	1,133,284
22,608	Gilead Sciences Inc †	2,406,622
1,103	Regeneron Pharmaceuticals Inc †	397,654
3,560	Vertex Pharmaceuticals Inc †	399,824

		7,591,595

Health Care Equipment & Supplies — 2.0%
22,489	Abbott Laboratories	935,318
8,101	Baxter International Inc	581,409

2,869	Becton Dickinson and Co	326,521
19,827	Boston Scientific Corp †	234,157
3,034	CareFusion Corp †	137,288
6,756	Covidien PLC	584,462
1,116	CR Bard Inc	159,264
2,120	DENTSPLY International Inc	96,672
1,606	Edwards Lifesciences Corp †	164,053
537	Intuitive Surgical Inc †	247,997
14,649	Medtronic Inc	907,506
4,257	St Jude Medical Inc	255,973
4,501	Stryker Corp	363,456
1,543	Varian Medical Systems Inc †	123,625
2,526	Zimmer Holdings Inc	253,989

		5,371,690

Health Care Providers & Services — 2.1%
5,303	Aetna Inc	429,543
3,188	AmerisourceBergen Corp	246,433
5,034	Cardinal Health Inc	377,147
3,945	Cigna Corp	357,772
2,569	DaVita HealthCare Partners Inc †	187,897
11,148	Express Scripts Holding Co †	787,383
2,307	Humana Inc	300,579
1,291	Laboratory Corp of America Holdings †	131,359
3,463	McKesson Corp	674,142
1,273	Patterson Cos Inc	52,740
2,159	Quest Diagnostics Inc	131,008
1,464	Tenet Healthcare Corp †	86,947
14,531	UnitedHealth Group Inc	1,253,299
1,364	Universal Health Services Inc, Class B	142,538
4,101	WellPoint Inc	490,562

		5,649,349

Health Care Technology — 0.1%
4,521	Cerner Corp †	269,316

Life Sciences Tools & Services — 0.5%
4,987	Agilent Technologies Inc	284,159
1,717	PerkinElmer Inc	74,861
5,966	Thermo Fisher Scientific Inc	726,062
1,255	Waters Corp †	124,396

		1,209,478

Pharmaceuticals — 6.1%
23,805	AbbVie Inc	1,374,977
3,952	Actavis plc †	953,539
4,444	Allergan Inc/United States	791,876
24,795	Bristol-Myers Squibb Co	1,269,008
14,705	Eli Lilly & Co	953,619
2,540	Hospira Inc †	132,156
42,179	Johnson & Johnson (e)	4,495,860
1,694	Mallinckrodt PLC †	152,714
43,142	Merck & Co Inc	2,557,458

5,594	Mylan Inc/PA †	254,471
2,001	Perrigo Co PLC	300,530
94,833	Pfizer Inc (e)	2,804,212
7,495	Zoetis Inc	276,940

		16,317,360

Total Health Care		36,408,788

Industrials — 10.1%
Aerospace & Defense — 2.6%
10,022	Boeing Co/The	1,276,602
4,749	General Dynamics Corp	603,551
11,703	Honeywell International Inc	1,089,783
1,289	L-3 Communications Holdings Inc	153,288
4,034	Lockheed Martin Corp	737,335
3,109	Northrop Grumman Corp	409,642
2,145	Precision Castparts Corp	508,108
4,647	Raytheon Co	472,228
2,020	Rockwell Collins Inc	158,570
4,175	Textron Inc	150,258
12,724	United Technologies Corp	1,343,654

		6,903,019

Air Freight & Logistics — 0.7%
2,200	CH Robinson Worldwide Inc	145,904
2,918	Expeditors International of Washington Inc	118,412
3,969	FedEx Corp	640,795
10,519	United Parcel Service Inc, Class B	1,033,913

		1,939,024

Airlines — 0.3%
12,607	Delta Air Lines Inc	455,743
10,246	Southwest Airlines Co	346,007

		801,750

Building Products — 0.1%
1,436	Allegion PLC	68,411
5,331	Masco Corp	127,517

		195,928

Commercial Services & Supplies — 0.5%
2,652	ADT Corp/The	94,040
1,444	Cintas Corp	101,932
2,599	Iron Mountain Inc	84,857
3,085	Pitney Bowes Inc	77,094
3,777	Republic Services Inc	147,379
1,289	Stericycle Inc †	150,246
6,633	Tyco International Ltd	295,633
6,487	Waste Management Inc	308,327

		1,259,508

Construction & Engineering — 0.1%
2,355	Fluor Corp	157,290

2,012	Jacobs Engineering Group Inc †	98,226
3,306	Quanta Services Inc †	119,975

		375,491

Electrical Equipment — 0.7%
3,675	AMETEK Inc	184,522
7,117	Eaton Corp PLC	451,004
10,437	Emerson Electric Co	653,147
2,061	Rockwell Automation Inc	226,463
1,496	Roper Industries Inc	218,850

		1,733,986

Industrial Conglomerates — 2.2%
9,690	3M Co	1,372,879
9,117	Danaher Corp	692,710
150,065	General Electric Co (e)	3,844,665

		5,910,254

Machinery — 1.5%
9,390	Caterpillar Inc	929,892
2,558	Cummins Inc	337,605
5,360	Deere & Co	439,466
2,490	Dover Corp	200,022
2,046	Flowserve Corp	144,284
5,455	Illinois Tool Works Inc	460,511
4,000	Ingersoll-Rand PLC	225,440
1,468	Joy Global Inc	80,065
5,305	PACCAR Inc	301,722
1,597	Pall Corp	133,669
2,225	Parker-Hannifin Corp	253,984
2,879	Pentair PLC	188,546
888	Snap-on Inc	107,519
2,337	Stanley Black & Decker Inc	207,502
2,732	Xylem Inc/NY	96,958

		4,107,185

Professional Services — 0.2%
543	Dun & Bradstreet Corp/The	63,786
1,821	Equifax Inc	136,102
4,550	Nielsen NV	201,701
2,056	Robert Half International Inc	100,744

		502,333

Road & Rail — 1.0%
14,949	CSX Corp	479,265
1,650	Kansas City Southern	199,980
4,629	Norfolk Southern Corp	516,596
803	Ryder System Inc	72,246
13,421	Union Pacific Corp	1,455,105

		2,723,192

Trading Companies & Distributors — 0.2%
4,083	Fastenal Co	183,327

1,434	United Rentals Inc †	159,317
910	WW Grainger Inc	229,002

		571,646

Total Industrials		27,023,316

Information Technology — 19.2%
Communications Equipment — 1.6%
76,263	Cisco Systems Inc	1,919,540
1,107	F5 Networks Inc †	131,445
1,566	Harris Corp	103,982
6,005	Juniper Networks Inc	133,011
3,301	Motorola Solutions Inc	208,887
25,066	QUALCOMM Inc	1,874,185

		4,371,050

Electronic Equipment, Instruments & Components — 0.4%
2,345	Amphenol Corp, Class A	234,171
19,308	Corning Inc	373,417
2,164	FLIR Systems Inc	67,820
2,988	Jabil Circuit Inc	60,268
6,120	TE Connectivity Ltd	338,375

		1,074,051

Internet Software & Services — 3.4%
2,664	Akamai Technologies Inc †	159,307
16,892	eBay Inc †	956,594
29,164	Facebook Inc, Class A †	2,305,122
4,248	Google Inc, Class A †	2,499,566
4,248	Google Inc, Class C †	2,452,625
1,682	VeriSign Inc †	92,712
13,833	Yahoo! Inc †	563,695

		9,029,621

IT Services — 3.2%
9,440	Accenture PLC, Class A	767,661
825	Alliance Data Systems Corp †	204,823
7,192	Automatic Data Processing Inc	597,511
9,092	Cognizant Technology Solutions Corp, Class A †	407,049
2,205	Computer Sciences Corp	134,836
4,268	Fidelity National Information Services Inc	240,288
3,727	Fiserv Inc †	240,895
13,875	International Business Machines Corp (e)	2,633,891
14,720	MasterCard Inc, Class A	1,088,102
4,928	Paychex Inc	217,818
2,318	Teradata Corp †	97,171
2,471	Total System Services Inc	76,502
7,362	Visa Inc, Class A	1,570,830
7,923	Western Union Co/The	127,085
16,211	Xerox Corp	214,471

		8,618,933

Semiconductors & Semiconductor Equipment — 2.4%
4,621	Altera Corp	165,339
4,699	Analog Devices Inc	232,553
18,222	Applied Materials Inc	393,777
3,764	Avago Technologies Ltd	327,468
8,043	Broadcom Corp, Class A	325,098
1,123	First Solar Inc †	73,905
74,046	Intel Corp	2,578,282
2,473	KLA-Tencor Corp	194,823
2,423	Lam Research Corp	180,998
3,586	Linear Technology Corp	159,183
3,038	Microchip Technology Inc	143,485
16,015	Micron Technology Inc †	548,674
7,699	NVIDIA Corp	142,047
15,966	Texas Instruments Inc	761,418
4,015	Xilinx Inc	170,035

		6,397,085

Software — 3.7%
7,047	Adobe Systems Inc †	487,582
3,398	Autodesk Inc †	187,230
4,855	CA Inc	135,649
2,459	Citrix Systems Inc †	175,425
4,675	Electronic Arts Inc †	166,477
4,245	Intuit Inc	372,074
123,234	Microsoft Corp (e)	5,713,128
48,637	Oracle Corp	1,861,824
2,828	Red Hat Inc †	158,792
8,624	Salesforce.com Inc †	496,139
10,326	Symantec Corp	242,764

		9,997,084

Technology Hardware, Storage & Peripherals — 4.5%
89,553	Apple Inc	9,022,465
30,340	EMC Corp/MA	887,748
27,911	Hewlett-Packard Co	990,003
4,774	NetApp Inc	205,091
3,353	SanDisk Corp	328,426
4,887	Seagate Technology PLC	279,879
3,289	Western Digital Corp	320,086

		12,033,698

Total Information Technology		51,521,522

Materials — 3.4%
Chemicals — 2.5%
2,867	Air Products & Chemicals Inc	373,226
1,013	Airgas Inc	112,089
742	CF Industries Holdings Inc	207,181
16,787	Dow Chemical Co/The	880,310
2,230	Eastman Chemical Co	180,385
4,033	Ecolab Inc	463,109

13,688	EI du Pont de Nemours & Co	982,251
1,991	FMC Corp	113,865
1,213	International Flavors & Fragrances Inc	116,303
6,341	LyondellBasell Industries NV, Class A	689,013
7,845	Monsanto Co	882,641
4,762	Mosaic Co/The	211,480
2,061	PPG Industries Inc	405,481
4,367	Praxair Inc	563,343
1,243	Sherwin-Williams Co/The	272,205
1,779	Sigma-Aldrich Corp	241,962

		6,694,844

Construction Materials — 0.1%
925	Martin Marietta Materials Inc	119,269
1,990	Vulcan Materials Co	119,858

		239,127

Containers & Packaging — 0.2%
1,401	Avery Dennison Corp	62,555
2,070	Ball Corp	130,969
1,535	Bemis Co Inc	58,361
2,555	MeadWestvaco Corp	104,602
2,527	Owens-Illinois Inc †	65,828
3,170	Sealed Air Corp	110,569

		532,884

Metals & Mining — 0.5%
17,592	Alcoa Inc	283,055
1,649	Allegheny Technologies Inc	61,178
15,539	Freeport-McMoRan Inc	507,348
7,459	Newmont Mining Corp	171,930
4,768	Nucor Corp	258,807

		1,282,318

Paper & Forest Products — 0.1%
6,386	International Paper Co	304,868

Total Materials		9,054,041

Telecommunication Services — 2.4%
Diversified Telecommunication Services — 2.4%
77,561	AT&T Inc	2,733,249
8,527	CenturyLink Inc	348,669
15,270	Frontier Communications Corp	99,408
61,995	Verizon Communications Inc	3,099,130
9,106	Windstream Holdings Inc	98,163

Total Telecommunication Services		6,378,619

Utilities — 2.9%
Electric Utilities — 1.7%
7,308	American Electric Power Co Inc	381,551
10,577	Duke Energy Corp	790,842
4,872	Edison International	272,442

2,686	Entergy Corp	207,708
12,850	Exelon Corp	438,057
6,286	FirstEnergy Corp	211,021
6,526	NextEra Energy Inc	612,661
4,725	Northeast Utilities	209,318
3,815	Pepco Holdings Inc	102,089
1,685	Pinnacle West Capital Corp	92,068
9,936	PPL Corp	326,298
13,395	Southern Co/The	584,692
7,621	Xcel Energy Inc	231,679

		4,460,426

Gas Utilities — 0.0%#
1,814	AGL Resources Inc	93,131

Independent Power and Renewable Electricity Producers — 0.1%
10,057	AES Corp/VA	142,608
5,050	NRG Energy Inc	153,924

		296,532

Multi-Utilities — 1.1%
3,628	Ameren Corp	139,061
6,427	CenterPoint Energy Inc	157,269
4,063	CMS Energy Corp	120,508
4,380	Consolidated Edison Inc	248,171
8,714	Dominion Resources Inc/VA	602,050
2,647	DTE Energy Co	201,384
1,219	Integrys Energy Group Inc	79,015
4,715	NiSource Inc	193,221
7,075	PG&E Corp	318,658
7,566	Public Service Enterprise Group Inc	281,758
2,147	SCANA Corp	106,513
3,456	Sempra Energy	364,193
3,553	TECO Energy Inc	61,751
3,372	Wisconsin Energy Corp	144,996

		3,018,548

Total Utilities		7,868,637

TOTAL COMMON STOCKS
(Cost $78,425,301)		262,083,249

INVESTMENT COMPANY — 1.9%
(Cost $5,117,482)
5,117,482	State Street Institutional U.S. Government Money Market Fund	5,117,482

Principal Amount		Value

U.S. TREASURY OBLIGATIONS — 0.4%
(Cost $999,773)
1,000,000	0.01% due 12/11/2014 (e),(g),(h)	999,970

TOTAL INVESTMENTS
(Cost $84,542,556)(i)	100.1%	268,200,701
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(302,394)

NET ASSETS	100.0%	$267,898,307

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Subsequent Events: The Fund was reorganized into a separate, newly created series of The Victory Portfolios after the close of business on October 31, 2014.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

Valuation Inputs	Investments in Securities	Investments in Other Financial Instruments*
Level 1 — Quoted Prices	$268,200,701	$(98,182)
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$268,200,701	$(98,182)

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended September 30, 2014.

(c)	As of September 30, 2014, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(e)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

(f)	The Fund’s sub-advisor, World Asset Management, Inc., is an indirect subsidiary of Comerica Incorporated. The term “affiliated company” includes any company with control over an investment advisor or sub-advisor to the Fund. At September 30, 2014, the Fund held the following security of a company that could be deemed to be an affiliated company:

		Purchased		Sold
	Value at 6/30/14	Cost	Shares	Proceeds	Shares	Value at 9/30/2014
Comerica Inc	$138,692	$—	—	$3,167	61	$134,821

(g)	Rate represents annualized yield at date of purchase.

(h)	Zero-coupon bond.

(i)	At September 30, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $185,054,352, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,396,207 and net appreciation for financial reporting purposes was $183,658,145. At September 30, 2014, aggregate cost for financial reporting purposes was $84,542,556.

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of September 30, 2014 is as follows:

Liability Derivatives
	Contracts	Notional Value of Contracts	Market Value of Contracts	Balance Sheet Location	Fair Value
S&P 500® E-MINI Index, Futures, December 2014	64	$6,387,782	$6,289,600	Net Assets- Unrealized Depreciation	$(98,182	)*

*	Includes cumulative appreciation/(depreciation) of futures contracts.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Munder Integrity Mid-Cap Value Fund

Portfolio of Investments, September 30, 2014 (Unaudited)

Shares		Value(a),(b),(c),(d)

COMMON STOCKS — 98.5%

Consumer Discretionary — 12.5%
Auto Components — 1.6%
2,305	Goodyear Tire & Rubber Co/The	$52,058
930	TRW Automotive Holdings Corp †	94,163

		146,221

Hotels, Restaurants & Leisure — 1.8%
3,404	MGM Resorts International †	77,543
1,110	Wyndham Worldwide Corp	90,199

		167,742

Household Durables — 2.5%
3,720	DR Horton Inc	76,334
1,945	Leggett & Platt Inc	67,919
593	Whirlpool Corp	86,371

		230,624

Leisure Products — 1.0%
2,035	Brunswick Corp/DE	85,755

Media — 1.2%
3,774	Gannett Co Inc	111,975

Multiline Retail — 0.9%
1,310	Kohl’s Corp	79,949

Specialty Retail — 3.5%
770	Advance Auto Parts Inc	100,331
4,735	American Eagle Outfitters Inc	68,752
1,080	Children’s Place Inc/The	51,473
1,775	Foot Locker Inc	98,779

		319,335

Total Consumer Discretionary		1,141,601

Consumer Staples — 3.0%
Food & Staples Retailing — 0.7%
13,905	Rite Aid Corp †	67,300

Food Products — 2.3%
904	Hain Celestial Group Inc/The †	92,525
2,870	Tyson Foods Inc, Class A	112,992

		205,517

Total Consumer Staples		272,817

1

Energy — 5.5%
Energy Equipment & Services — 1.9%
723	Bristow Group Inc	48,586
1,160	Cameron International Corp †	77,001
2,304	Helix Energy Solutions Group Inc †	50,826

		176,413

Oil, Gas & Consumable Fuels — 3.6%
5,774	Kodiak Oil & Gas Corp †	78,353
1,297	Noble Energy Inc	88,663
1,021	PDC Energy Inc †	51,346
955	Rosetta Resources Inc †	42,555
859	Whiting Petroleum Corp †	66,615

		327,532

Total Energy		503,945

Financials — 26.4%
Banks — 8.1%
2,127	Comerica Inc	106,052
5,405	Fifth Third Bancorp	108,208
7,549	KeyCorp	100,628
1,965	Popular Inc †	57,840
10,250	Regions Financial Corp	102,910
1,755	SunTrust Banks Inc	66,743
3,775	Synovus Financial Corp	89,241
3,560	Zions Bancorporation	103,454

		735,076

Capital Markets — 3.0%
1,089	Ameriprise Financial Inc	134,361
3,616	Invesco Ltd	142,760

		277,121

Insurance — 7.2%
1,594	American Financial Group Inc/OH	92,277
1,659	Arch Capital Group Ltd †	90,780
3,270	CNO Financial Group Inc	55,459
3,140	FNF Group	87,104
7,030	Genworth Financial Inc, Class A †	92,093
3,085	Hartford Financial Services Group Inc/The	114,916
2,328	Lincoln National Corp	124,734

		657,363

Real Estate Investment Trusts (REITs) — 7.0%
2,085	American Campus Communities Inc	75,998
6,355	Duke Realty Corp	109,179
2,015	Health Care REIT Inc	125,676
6,365	Host Hotels & Resorts Inc	135,765
2,637	Prologis Inc	99,415
2,380	Realty Income Corp	97,080

		643,113

2

Real Estate Management & Development — 1.1%
785	Jones Lang LaSalle Inc	99,177

Total Financials		2,411,850

Health Care — 12.7%
Health Care Equipment & Supplies — 3.6%
9,450	Boston Scientific Corp †	111,604
2,423	Hill-Rom Holdings Inc	100,385
1,125	Zimmer Holdings Inc	113,119

		325,108

Health Care Providers & Services — 6.1%
1,332	Cigna Corp	120,799
2,540	Health Net Inc/CA †	117,119
1,250	HealthSouth Corp	46,125
1,360	Universal Health Services Inc, Class B	142,120
3,390	VCA Inc †	133,329

		559,492

Life Sciences Tools & Services — 3.0%
2,305	Agilent Technologies Inc	131,339
3,845	Bruker Corp †	71,190
1,575	PerkinElmer Inc	68,670

		271,199

Total Health Care		1,155,799

Industrials — 13.3%
Aerospace & Defense — 3.3%
640	Esterline Technologies Corp †	71,213
765	L-3 Communications Holdings Inc	90,974
1,756	Spirit AeroSystems Holdings Inc, Class A †	66,833
2,015	Textron Inc	72,520

		301,540

Airlines — 0.8%
1,675	Alaska Air Group Inc	72,930

Construction & Engineering — 1.9%
769	Chicago Bridge & Iron Co NV	44,487
1,277	EMCOR Group Inc	51,029
2,399	MasTec Inc †	73,457

		168,973

Electrical Equipment — 0.9%
845	EnerSys	49,551
2,320	General Cable Corp	34,985

		84,536

Machinery — 4.5%
1,313	ITT Corp	59,006
1,935	Kennametal Inc	79,935
2,405	Manitowoc Co Inc/The	56,397

3

2,000	Navistar International Corp †	65,820
1,860	Terex Corp	59,092
1,955	Trinity Industries Inc	91,338

		411,588

Road & Rail — 1.9%
1,110	Avis Budget Group Inc †	60,928
1,519	Old Dominion Freight Line Inc †	107,302

		168,230

Total Industrials		1,207,797

Information Technology — 12.3%
Communications Equipment — 1.7%
1,215	ARRIS Group Inc †	34,451
2,570	Ciena Corp †	42,971
3,110	CommScope Holding Co Inc †	74,360

		151,782

Electronic Equipment, Instruments & Components — 4.6%
2,100	Arrow Electronics Inc †	116,235
3,247	CDW Corp/DE	100,819
1,370	Plexus Corp †	50,594
1,325	Tech Data Corp †	77,989
5,240	Vishay Intertechnology Inc	74,880

		420,517

IT Services — 0.6%
3,915	Xerox Corp	51,795

Semiconductors & Semiconductor Equipment — 3.0%
1,850	Broadcom Corp, Class A	74,777
4,812	Fairchild Semiconductor International Inc †	74,731
2,210	Freescale Semiconductor Ltd †	43,161
1,120	Lam Research Corp	83,664

		276,333

Software — 0.8%
1,878	PTC Inc †	69,298

Technology Hardware, Storage & Peripherals — 1.6%
850	SanDisk Corp	83,258
682	Western Digital Corp	66,372

		149,630

Total Information Technology		1,119,355

Materials — 4.8%
Chemicals — 1.9%
1,296	Methanex Corp	86,573
2,502	PolyOne Corp	89,021

		175,594

4

Construction Materials — 0.9%
777	Eagle Materials Inc	79,122

Metals & Mining — 2.0%
7,552	AK Steel Holding Corp †	60,491
2,293	Stillwater Mining Co †	34,464
1,454	US Silica Holdings Inc	90,890

		185,845

Total Materials		440,561

Utilities — 8.0%
Electric Utilities — 5.8%
1,740	Edison International	97,301
1,785	FirstEnergy Corp	59,922
3,565	Great Plains Energy Inc	86,166
1,795	Pinnacle West Capital Corp	98,079
3,493	PPL Corp	114,710
2,215	Westar Energy Inc	75,576

		531,754

Gas Utilities — 1.1%
2,806	UGI Corp	95,656

Independent Power and Renewable Electricity Producers — 1.1%
3,422	NRG Energy Inc	104,303

Total Utilities		731,713

TOTAL COMMON STOCKS
(Cost $7,966,065)		8,985,438

INVESTMENT COMPANY — 2.6%
(Cost $241,072)
241,072	State Street Institutional U.S. Government Money Market Fund	241,072

TOTAL INVESTMENTS
(Cost $8,207,137)(e)	101.1%	9,226,510
OTHER ASSETS AND LIABILITIES (Net)	(1.1)	(103,641)

NET ASSETS	100.0%	$9,122,869

†	Non-income producing security.

(a)	Subsequent Events: The Fund was reorganized into a separate, newly created series of The Victory Portfolios after the close of business on October 31, 2014.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

5

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$9,226,510
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$9,226,510

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended September 30, 2014.

(c)	As of September 30, 2014 the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(e)	At September 30, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,221,678, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $202,305 and net appreciation for financial reporting purposes was $1,019,373. At September 30, 2014, aggregate cost for financial reporting purposes was $8,207,137.

6

Munder Integrity Small/Mid-Cap Value Fund

Portfolio of Investments, September 30, 2014 (Unaudited)

Shares		Value(a),(b),(c),(d)

COMMON STOCKS — 97.3%

Consumer Discretionary — 12.9%
Auto Components — 0.6%
2,724	Goodyear Tire & Rubber Co/The	$61,522

Hotels, Restaurants & Leisure — 2.1%
1,412	Jack in the Box Inc	96,284
1,394	Wyndham Worldwide Corp	113,277

		209,561

Household Durables — 2.3%
3,796	DR Horton Inc	77,894
2,714	La-Z-Boy Inc	53,710
2,996	Ryland Group Inc/The	99,587

		231,191

Leisure Products — 1.0%
2,273	Brunswick Corp/DE	95,784

Media — 1.3%
4,306	Gannett Co Inc	127,759

Specialty Retail — 5.6%
854	Advance Auto Parts Inc	111,276
5,542	American Eagle Outfitters Inc	80,470
2,508	ANN INC †	103,154
769	Asbury Automotive Group Inc †	49,539
2,803	Brown Shoe Co Inc	76,045
1,229	Children’s Place Inc/The	58,574
1,301	Foot Locker Inc	72,401

		551,459

Total Consumer Discretionary		1,277,276

Consumer Staples — 1.6%
Food & Staples Retailing — 0.8%
15,897	Rite Aid Corp †	76,941

Food Products — 0.8%
813	Hain Celestial Group Inc/The †	83,211

Total Consumer Staples		160,152

Energy — 7.0%
Energy Equipment & Services — 3.1%
955	Bristow Group Inc	64,176
2,032	C&J Energy Services Inc †	62,077
3,394	Helix Energy Solutions Group Inc †	74,872

1

2,099	Matrix Service Co †	50,628
2,893	Tesco Corp	57,426

		309,179

Oil, Gas & Consumable Fuels — 3.9%
6,438	Kodiak Oil & Gas Corp †	87,363
1,596	PDC Energy Inc †	80,263
3,799	Penn Virginia Corp †	48,285
1,773	Rice Energy Inc †	47,162
1,203	Rosetta Resources Inc †	53,606
5,067	Synergy Resources Corp †	61,767

		378,446

Total Energy		687,625

Financials — 29.8%
Banks — 12.8%
4,221	BancorpSouth Inc	85,011
2,589	Comerica Inc	129,087
20,704	First BanCorp/Puerto Rico †	98,344
13,636	Huntington Bancshares Inc/OH	132,678
9,473	KeyCorp	126,275
7,195	OFG Bancorp	107,781
1,536	Opus Bank †	47,048
3,636	Popular Inc †	107,026
4,864	Synovus Financial Corp	114,985
5,531	Western Alliance Bancorp †	132,191
6,310	Zions Bancorporation	183,369

		1,263,795

Capital Markets — 2.7%
4,773	Investment Technology Group Inc †	75,223
5,140	Janus Capital Group Inc	74,736
2,120	NorthStar Asset Management Group Inc/NY †	39,050
1,539	Waddell & Reed Financial Inc, Class A	79,551

		268,560

Insurance — 7.7%
2,427	American Financial Group Inc/OH	140,499
1,959	AmTrust Financial Services Inc	78,007
2,747	Arch Capital Group Ltd †	150,316
4,229	Assured Guaranty Ltd	93,715
6,426	CNO Financial Group Inc	108,985
2,437	FNF Group	67,602
8,691	Genworth Financial Inc, Class A †	113,852

		752,976

Real Estate Investment Trusts (REITs) — 6.6%
4,390	CubeSmart	78,932
2,697	DDR Corp	45,121
4,688	DiamondRock Hospitality Co	59,444
7,706	Lexington Realty Trust	75,442

2

5,594	Medical Properties Trust Inc	68,582
3,695	NorthStar Realty Finance Corp	65,291
7,638	RAIT Financial Trust	56,750
2,081	Ryman Hospitality Properties Inc	98,431
7,545	Sunstone Hotel Investors Inc	104,272

		652,265

Total Financials		2,937,596

Health Care — 8.7%
Health Care Equipment & Supplies — 0.9%
2,117	Hill-Rom Holdings Inc	87,707

Health Care Providers & Services — 5.3%
2,371	Health Net Inc/CA †	109,327
1,390	HealthSouth Corp	51,291
1,586	Universal Health Services Inc, Class B	165,737
3,406	VCA Inc †	133,958
1,074	WellCare Health Plans Inc †	64,805

		525,118

Life Sciences Tools & Services — 2.5%
4,320	Bruker Corp †	79,985
1,658	Charles River Laboratories International Inc †	99,049
1,600	PerkinElmer Inc	69,760

		248,794

Total Health Care		861,619

Industrials — 14.9%
Aerospace & Defense — 2.2%
826	Esterline Technologies Corp †	91,909
1,828	Spirit AeroSystems Holdings Inc, Class A †	69,573
1,509	Textron Inc	54,309

		215,791

Commercial Services & Supplies — 1.1%
1,936	Deluxe Corp	106,790

Construction & Engineering — 3.1%
1,551	EMCOR Group Inc	61,978
5,658	MasTec Inc †	173,248
2,620	Primoris Services Corp	70,321

		305,547

Electrical Equipment — 1.3%
1,397	EnerSys	81,920
2,845	General Cable Corp	42,903

		124,823

Machinery — 4.4%
2,096	Kennametal Inc	86,586
3,582	Manitowoc Co Inc/The	83,998
2,301	Navistar International Corp †	75,726

3

2,076	Terex Corp	65,954
2,703	Trinity Industries Inc	126,284

		438,548

Road & Rail — 2.8%
1,450	Avis Budget Group Inc †	79,591
771	Genesee & Wyoming Inc, Class A †	73,484
1,827	Old Dominion Freight Line Inc †	129,059

		282,134

Total Industrials		1,473,633

Information Technology — 12.4%
Communications Equipment — 1.8%
1,592	ARRIS Group Inc †	45,141
3,123	Ciena Corp †	52,217
3,502	CommScope Holding Co Inc †	83,733

		181,091

Electronic Equipment, Instruments & Components — 5.8%
1,880	Arrow Electronics Inc †	104,058
3,395	CDW Corp/DE	105,415
961	Littelfuse Inc	81,858
1,978	Plexus Corp †	73,048
1,492	Tech Data Corp †	87,819
8,156	Vishay Intertechnology Inc	116,549

		568,747

Semiconductors & Semiconductor Equipment — 3.7%
5,340	Fairchild Semiconductor International Inc †	82,930
3,250	Freescale Semiconductor Ltd †	63,472
3,289	Integrated Device Technology Inc †	52,460
5,527	Intersil Corp, Class A	78,539
1,126	Lam Research Corp	84,112

		361,513

Software — 1.1%
996	Progress Software Corp †	23,814
2,250	PTC Inc †	83,025

		106,839

Total Information Technology		1,218,190

Materials — 5.5%
Chemicals — 2.9%
2,654	Flotek Industries Inc †	69,190
1,469	Methanex Corp	98,129
3,303	PolyOne Corp	117,521

		284,840

Metals & Mining — 2.6%
7,077	AK Steel Holding Corp †	56,687
757	Kaiser Aluminum Corp	57,698

4

2,576	Stillwater Mining Co †	38,717
1,592	US Silica Holdings Inc	99,516

		252,618

Total Materials		537,458

Utilities — 4.5%
Electric Utilities — 1.6%
1,706	Pinnacle West Capital Corp	93,216
2,667	PNM Resources Inc	66,435

		159,651

Gas Utilities — 1.0%
2,890	UGI Corp	98,520

Independent Power and Renewable Electricity Producers — 1.1%
3,509	NRG Energy Inc	106,954

Multi-Utility — 0.8%
2,086	Vectren Corp	83,231

Total Utilities		448,356

TOTAL COMMON STOCKS
(Cost $8,253,604)		9,601,905

INVESTMENT COMPANY — 5.5%
(Cost $546,597)
546,597	State Street Institutional U.S. Government Money Market Fund	546,597

TOTAL INVESTMENTS
(Cost $8,800,201)(e)	102.8%	10,148,502
OTHER ASSETS AND LIABILITIES (Net)	(2.8)	(280,001)

NET ASSETS	100.0%	$9,868,501

†	Non-income producing security.

(a)	Subsequent Events: The Fund was reorganized into a separate, newly created series of The Victory Portfolios after the close of business on October 31, 2014.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$10,148,502
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$10,148,502

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended September 30, 2014.

(c)	As of September 30, 2014, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(e)	At September 30, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,629,492, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $281,191 and net appreciation for financial reporting purposes was $1,348,301. At September 30, 2014, aggregate cost for financial reporting purposes was $8,800,201.

6

Munder International Fund - Core Equity

Portfolio of Investments, September 30, 2014 (Unaudited) (b),(c)

Shares		Value(a),(d),(e),(f)

COMMON STOCKS — 97.8%
Australia — 4.7%
7,325	Australia & New Zealand Banking Group Ltd	$198,302
54,327	Beach Energy Ltd	67,068
1,546	Commonwealth Bank of Australia	101,913
121,299	Dexus Property Group	117,886
20,146	Fortescue Metals Group Ltd	61,383
25,534	Insurance Australia Group Ltd	136,821
1,884	Macquarie Group Ltd	94,997
9,185	Oil Search Ltd	71,734
2,003	Ramsay Health Care Ltd	87,844
3,778	Rio Tinto Ltd	197,080
5,241	Westpac Banking Corp	147,483

		1,282,511

Belgium — 1.7%
2,712	Anheuser-Busch InBev NV	301,846
2,253	Delhaize Group SA	156,738

		458,584

Brazil — 1.4%
35,200	Kroton Educacional SA	221,173
5,000	Porto Seguro SA	58,033
9,970	Vale SA, ADR	109,770

		388,976

Canada — 7.1%
6,688	Alimentation Couche-Tard Inc, Class B	213,846
4,211	Canadian Apartment Properties REIT	88,698
3,199	Canadian Imperial Bank of Commerce	287,323
4,292	Canadian Natural Resources Ltd	166,744
658	Canadian Pacific Railway Ltd	136,559
4,705	Canfor Corp †	105,363
15,623	Gran Tierra Energy Inc †	86,349
993	Magna International Inc	94,251
5,148	MEG Energy Corp †	158,032
33,759	OceanaGold Corp †	69,631
3,907	Royal Bank of Canada	279,258
4,071	Sun Life Financial Inc	147,580
3,196	Suncor Energy Inc	115,661

		1,949,295

China — 3.9%
26,000	Anhui Conch Cement Co Ltd, H Shares	82,706
350,275	Bank of China Ltd, H Shares	156,533
10,000	China Mobile Ltd	115,456

1

51,875	China Oilfield Services Ltd, H Shares	136,955
116,075	China Railway Construction Corp Ltd, H Shares	105,389
198,000	Datang International Power Generation Co Ltd, H Shares	103,783
298,250	Industrial & Commercial Bank of China Ltd, H Shares	185,522
74,000	PetroChina Co Ltd, H Shares	94,825
6,500	Tencent Holdings Ltd	96,518

		1,077,687

Denmark — 2.1%
85	AP Moeller - Maersk A/S, Class B	201,916
3,954	Danske Bank A/S	107,479
3,589	Pandora A/S	281,405

		590,800

Finland — 0.8%
3,092	Huhtamaki OYJ	84,902
2,608	Sampo Oyj, A Shares	126,491

		211,393

France — 5.7%
2,060	Airbus Group NV	129,626
1,249	Cap Gemini SA	89,652
4,206	Carrefour SA	129,941
5,130	Credit Agricole SA	77,397
3,346	GDF Suez	83,932
934	Ingenico	95,413
8,362	Orange SA	125,736
1,650	Sanofi	186,646
3,716	Societe Generale SA	189,711
2,279	Teleperformance	140,988
836	Total SA	54,327
1,575	Total SA, ADR	101,509
1,343	Valeo SA	149,459

		1,554,337

Germany — 5.3%
1,271	BASF SE	116,596
1,858	Bayer AG	260,254
2,681	Daimler AG	205,646
5,117	Deutsche Post AG	164,096
2,715	Freenet AG	70,658
2,083	Hannover Rueck SE	168,432
944	Henkel AG & Co KGaA	88,220
8,233	Infineon Technologies AG	85,197
1,105	SAP SE	79,693
1,282	Siemens AG	152,807
1,797	United Internet AG	76,478

		1,468,077

Hong Kong — 2.9%
26,000	BOC Hong Kong Holdings Ltd	82,873
10,825	Cheung Kong Holdings Ltd	178,166
23,875	Cheung Kong Infrastructure Holdings Ltd	167,728

2

108,000	HKT Trust and HKT Ltd	130,465
19,000	Hutchison Whampoa Ltd	230,011

		789,243

India — 1.9%
3,518	HCL Technologies Ltd	97,765
37,078	Idea Cellular Ltd	99,539
5,010	Lupin Ltd	113,025
13,865	Tata Motors Ltd	112,855
35,939	Union Bank of India	109,516

		532,700

Indonesia — 0.2%
32,300	Astra Agro Lestari Tbk PT	60,968

Ireland — 0.9%
2,715	ICON PLC †	155,380
4,407	Smurfit Kappa Group PLC	96,296

		251,676

Israel — 1.0%
46,105	Bezeq The Israeli Telecommunication Corp Ltd	79,630
3,714	Teva Pharmaceutical Industries Ltd	200,375

		280,005

Italy — 1.0%
23,310	Enel SpA	123,714
2,790	Gtech SpA	66,285
17,234	Snam SpA	95,341

		285,340

Japan — 15.6%
16,000	Asahi Kasei Corp	129,897
10,200	Astellas Pharma Inc	151,872
7,000	Bridgestone Corp	231,174
3,000	Canon Inc	97,666
1,500	Central Japan Railway Co	202,621
14,700	Chiba Bank Ltd/The	102,267
7,900	Daiwa House Industry Co Ltd	141,721
4,000	Fuji Heavy Industries Ltd	132,245
13,000	Fujitsu Ltd	80,009
5,900	Inpex Corp	83,356
1,700	KDDI Corp	102,194
19,000	Mitsubishi Heavy Industries Ltd	122,238
7,100	Mitsui & Co Ltd	111,962
46,700	Mizuho Financial Group Inc	83,415
1,300	Murata Manufacturing Co Ltd	147,809
4,000	NH Foods Ltd	84,832
1,800	Nihon Kohden Corp	94,534
26,000	Nippon Steel & Sumitomo Metal Corp	67,468
357	Nippon Telegraph & Telephone Corp	22,203
3,090	Nippon Telegraph & Telephone Corp, ADR	96,130
14,700	Nomura Holdings Inc	87,630

3

11,544	NSK Ltd	164,305
2,600	Omron Corp	118,058
10,400	ORIX Corp	143,471
2,700	Otsuka Holdings Co Ltd	93,057
7,200	Panasonic Corp	85,639
6,700	Sekisui House Ltd	78,928
4,000	Seven & I Holdings Co Ltd	155,149
2,150	SoftBank Corp	150,730
7,000	Sumitomo Corp	77,260
6,000	Sumitomo Metal Mining Co Ltd	84,468
5,325	Sumitomo Mitsui Financial Group Inc	217,078
2,800	Tokio Marine Holdings Inc	86,866
15,925	Tokyo Gas Co Ltd	89,517
5,025	Toyota Motor Corp	296,117
1,600	Tsuruha Holdings Inc	88,990

		4,302,876

Malaysia — 0.7%
20,200	Hong Leong Financial Group Bhd	108,374
33,900	RHB Capital Bhd	91,247

		199,621

Mexico — 0.9%
11,500	Gruma SAB de CV, Class B †	123,130
46,500	OHL Mexico SAB de CV †	126,200

		249,330

Netherlands — 1.1%
1,133	Heineken NV	84,774
8,429	ING Groep NV, DR †	120,409
5,162	Koninklijke Ahold NV	83,585

		288,768

Norway — 1.7%
9,352	DNB ASA	175,111
8,535	Marine Harvest ASA	119,428
3,100	Statoil ASA	84,536
3,797	Telenor ASA	83,330

		462,405

Poland — 0.7%
35,589	Bank Millennium SA	94,494
56,419	Tauron Polska Energia SA	91,517

		186,011

Portugal — 0.4%
23,184	EDP - Energias de Portugal SA	101,171

Russian Federation — 0.9%
11,150	Gazprom OAO, ADR	77,827
1,424	Lukoil OAO, ADR	72,624
4,825	MMC Norilsk Nickel OJSC, ADR	89,986

		240,437

4

Singapore — 0.7%
13,700	DBS Group Holdings Ltd	197,816

South Africa — 1.9%
11,729	Mediclinic International Ltd	95,628
17,171	Sanlam Ltd	99,379
43,819	Sibanye Gold Ltd	95,151
25,677	Steinhoff International Holdings Ltd	123,074
21,937	Telkom SA SOC Ltd †	106,217

		519,449

South Korea — 3.5%
97	Amorepacific Corp	219,876
6,682	Industrial Bank of Korea	100,998
2,606	LG Display Co Ltd †	83,965
1,163	LG Electronics Inc	72,408
57	Lotte Chilsung Beverage Co Ltd	117,376
74	Samsung Electronics Co Ltd	83,029
2,900	SK Hynix Inc †	128,477
525	SK Telecom Co Ltd	144,278

		950,407

Spain — 1.8%
8,642	Banco Santander SA	83,076
8,957	Distribuidora Internacional de Alimentacion SA	64,304
35,058	Mapfre SA	124,161
2,056	Obrascon Huarte Lain SA	68,777
1,645	Red Electrica Corp SA	142,449

		482,767

Sweden — 1.7%
13,950	Skandinaviska Enskilda Banken AB, A Shares	186,361
4,848	Swedbank AB, A Shares	122,074
7,350	Telefonaktiebolaget LM Ericsson, B Shares	93,301
4,031	Trelleborg AB, B Shares	69,883

		471,619

Switzerland — 7.4%
1,429	Actelion Ltd †	168,091
1,444	Adecco SA †	98,087
2,098	Aryzta AG †	180,968
4,111	Clariant AG †	70,447
9,141	Logitech International SA †	117,769
3,043	Nestle SA	223,914
4,151	Novartis AG	391,969
4,852	OC Oerlikon Corp AG †	60,479
1,058	Roche Holding AG	313,732
974	Swiss Life Holding AG †	232,813
144	Swisscom AG	81,827
2,925	Zurich Insurance Group AG, ADR †	87,191

		2,027,287

5

Taiwan — 2.8%
128,587	CTBC Financial Holding Co Ltd	86,445
3,000	Largan Precision Co Ltd	214,994
9,000	MediaTek Inc	133,286
390,873	Taishin Financial Holding Co Ltd	183,104
39,000	Taiwan Semiconductor Manufacturing Co Ltd	153,849

		771,678

Thailand — 0.4%
49,800	Thai Union Frozen Products PCL	113,653

Turkey — 0.2%
24,118	Turk Hava Yollari †	68,544

United Arab Emirates — 0.3%
37,324	Abu Dhabi Commercial Bank PJSC	86,071

United Kingdom — 14.5%
34,456	Afren PLC †	57,813
8,977	Ashtead Group PLC	151,788
1,186	AstraZeneca PLC	85,396
22,237	Barclays PLC	81,995
32,035	Barratt Developments PLC	205,709
5,155	BG Group PLC	95,270
2,519	BHP Billiton PLC	70,035
30,151	BP PLC	221,643
3,296	British American Tobacco PLC	186,054
9,998	Britvic PLC	108,271
32,971	BT Group PLC	202,900
3,999	Close Brothers Group PLC	92,771
7,453	easyJet PLC	171,933
38,484	Glencore PLC †	214,117
2,959	Hikma Pharmaceuticals PLC	83,132
1,503	HSBC Holdings PLC	15,256
1,452	HSBC Holdings PLC, ADR	73,878
9,826	Investec PLC	82,833
58,927	ITV PLC	198,510
179,468	Lloyds Banking Group PLC †	223,649
3,253	London Stock Exchange Group PLC	98,511
45,117	Man Group PLC	86,892
7,178	Mondi PLC	117,646
6,559	National Grid PLC	94,422
766	Next PLC	82,021
8,353	Prudential PLC	186,331
5,571	Reed Elsevier PLC	89,231
5,839	Royal Dutch Shell PLC, Class B	230,684
2,475	Royal Dutch Shell PLC, Class B, ADR	195,822
4,482	Unilever PLC	187,826

		3,992,339

TOTAL COMMON STOCKS
(Cost $22,974,998)		26,893,841

6

PREFERRED STOCKS — 1.1%
Brazil — 0.7%
6,556	Itau Unibanco Holding SA, ADR	90,997
6,630	Petroleo Brasileiro SA, ADR	98,721

		189,718

Germany — 0.4%
504	Volkswagen AG	104,653

TOTAL PREFERRED STOCKS
(Cost $224,334)		294,371

INVESTMENT COMPANIES — 1.1%
Multi-Country — 0.9%
3,711	iShares MSCI EAFE ETF	237,950

United States — 0.2%
70,871	State Street Institutional U.S. Government Money Market Fund	70,871

TOTAL INVESTMENT COMPANIES
(Cost $319,329)		308,821

TOTAL INVESTMENTS
(Cost $23,518,661)(g)	100.0%	27,497,033
OTHER ASSETS AND LIABILITIES (Net)	0.0 #	7,392

NET ASSETS	100.0%	$27,504,425

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Subsequent Events: The Fund was reorganized into a separate, newly created series of The Victory Portfolios after the close of business on October 31, 2014.

(b)	Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(c)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$27,497,033
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$27,497,033

(e)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (See note (d) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	At September 30, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $4,818,985, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $840,613 and net appreciation for financial reporting purposes was $3,978,372. At September 30, 2014, aggregate cost for financial reporting purposes was $23,518,661.

8

ABBREVIATION:
ADR	—	American Depositary Receipt
DR	—	Dutch Receipt
ETF	—	Exchange Traded Fund
OAO	—	Russian Open Joint Stock Corporation
OJSC	—	Open Joint Stock Company
REIT	—	Real Estate Investment Trust

At September 30, 2014, industry diversification of the Fund was as follows:

	% of Net Assets	Value
COMMON STOCKS:
Banks	15.8	$4,356,427
Oil, Gas & Consumable Fuels	7.4	2,035,823
Pharmaceuticals	6.8	1,879,458
Insurance	5.3	1,454,098
Food Products	4.0	1,094,720
Metals & Mining	3.9	1,059,090
Diversified Telecommunication Services	3.4	928,438
Food & Staples Retailing	3.2	892,554
Automobiles	2.7	746,863
Wireless Telecommunication Services	2.5	682,856
Electronic Equipment, Instruments & Components	2.4	660,239
Electric Utilities	2.3	626,578
Beverages	2.2	612,267
Household Durables	2.1	565,757
Semiconductors & Semiconductor Equipment	1.8	500,808
Auto Components	1.7	474,883
Capital Markets	1.6	445,124
Machinery	1.5	416,905
Industrial Conglomerates	1.4	382,818
Trading Companies & Distributors	1.2	341,011
Road & Rail	1.2	339,180
Real Estate Management & Development	1.2	319,887
Chemicals	1.2	316,939
Technology Hardware, Storage & Peripherals	1.1	298,464
Media	1.0	287,741
Textiles, Apparel & Luxury Goods	1.0	281,405
IT Services	1.0	267,426
Diversified Financial Services	0.9	241,982
Airlines	0.9	240,477
Professional Services	0.9	239,075
Paper & Forest Products	0.8	223,009
Diversified Consumer Services	0.8	221,173
Personal Products	0.8	219,876
Real Estate Investment Trusts (REITs)	0.8	206,584
Marine	0.7	201,916
Tobacco	0.7	186,054
Gas Utilities	0.7	184,858
Health Care Providers & Services	0.7	183,473
Containers & Packaging	0.7	181,199
Multi-Utilities	0.6	178,354

9

	% of Net Assets	Value
Construction & Engineering	0.6	174,166
Internet Software & Services	0.6	172,996
Biotechnology	0.6	168,091
Air Freight & Logistics	0.6	164,096
Life Sciences Tools & Services	0.6	155,379
Energy Equipment & Services	0.5	136,955
Aerospace & Defense	0.5	129,626
Transportation Infrastructure	0.5	126,200
Independent Power and Renewable Electricity Producers	0.4	103,783
Health Care Equipment & Supplies	0.3	94,534
Communications Equipment	0.3	93,301
Household Products	0.3	88,220
Construction Materials	0.3	82,706
Multiline Retail	0.3	82,021
Software	0.3	79,693
Hotels, Restaurants & Leisure	0.2	66,285

TOTAL COMMON STOCKS	97.8	26,893,841

PREFERRED STOCKS:
Automobiles	0.4	104,653
Oil, Gas & Consumable Fuels	0.4	98,721
Banks	0.3	90,997

TOTAL PREFERRED STOCKS	1.1	294,371
INVESTMENT COMPANIES	1.1	308,821

TOTAL INVESTMENTS	100.0	27,497,033
OTHER ASSETS AND LIABILITIES (NET)	0.0	7,392

NET ASSETS	100.0%	$27,504,425

10

Munder International Small-Cap Fund

Portfolio of Investments, September 30, 2014 (Unaudited) (b),(c)

Shares		Value(a),(d),(e),(f)

COMMON STOCKS — 96.6%
Australia — 5.1%
250,105	Aristocrat Leisure Ltd	$1,278,840
2,053,885	Beach Energy Ltd	2,535,574
191,434	Challenger Ltd	1,193,384
610,060	CSR Ltd	1,778,680
416,362	Echo Entertainment Group Ltd	1,195,710
389,776	G8 Education Ltd	1,747,295
639,161	Independence Group NL	2,272,047
379,559	Investa Office Fund	1,113,282
271,085	IOOF Holdings Ltd	2,026,956
252,872	M2 Group Ltd	1,684,870
300,650	Primary Health Care Ltd	1,150,333
447,717	RCR Tomlinson Ltd	1,258,316
927,994	STW Communications Group Ltd	975,007

		20,210,294

Austria — 0.4%
19,359	Flughafen Wien AG	1,616,482

Belgium — 0.3%
34,217	Kinepolis Group NV	1,315,766

Canada — 8.5%
116,758	Air Canada, Class A †	891,362
444,040	Bankers Petroleum Ltd †	2,137,038
133,134	Birchcliff Energy Ltd †	1,261,263
60,945	Canadian Apartment Properties REIT	1,283,711
33,775	Canadian Solar Inc †	1,208,132
58,543	Canfor Corp †	1,311,004
61,633	Capital Power Corp	1,472,104
81,481	Cardinal Energy Ltd	1,369,233
23,835	Cogeco Cable Inc	1,217,980
108,322	Ensign Energy Services Inc	1,422,757
251,689	Entertainment One Ltd	1,289,361
85,980	Gluskin Sheff + Associates Inc	2,253,237
312,066	Gran Tierra Energy Inc †	1,724,799
51,616	Home Capital Group Inc	2,322,363
373,941	Nevsun Resources Ltd	1,352,258
1,035,474	OceanaGold Corp †	2,135,760
248,637	Raging River Exploration Inc †	2,035,806
42,890	Stantec Inc	2,806,357
52,036	Stella-Jones Inc	1,363,218
107,854	TransForce Inc	2,603,057

		33,460,800

1

Denmark — 0.9%
23,430	Pandora A/S	1,837,093
52,057	Topdanmark A/S †	1,577,552

		3,414,645

Finland — 0.9%
70,612	Huhtamaki OYJ	1,938,915
317,406	Sponda OYJ	1,435,221

		3,374,136

France — 7.1%
26,834	Alten SA	1,150,826
21,113	AtoS	1,529,873
18,200	Cap Gemini SA	1,306,381
19,535	Eiffage SA	1,089,590
70,743	Etablissements Maurel et Prom †	996,721
23,223	Fonciere Des Regions	2,092,825
198,851	Havas SA	1,537,343
22,965	Imerys SA	1,693,368
32,503	Ingenico	3,320,361
38,277	Korian-Medica	1,444,089
64,069	Mercialys SA	1,397,125
37,192	Nexity SA	1,373,325
49,443	Saft Groupe SA	1,682,376
57,061	Teleperformance	3,530,034
31,793	Valeo SA	3,538,160

		27,682,397

Germany — 6.0%
104,929	Alstria Office REIT AG †	1,285,547
34,067	Deutsche Euroshop AG	1,474,366
71,044	Dialog Semiconductor PLC †	1,996,092
58,614	Duerr AG	4,281,296
70,180	Freenet AG	1,826,445
24,182	Hannover Rueck SE	1,955,368
155,848	Infineon Technologies AG	1,612,742
11,683	Krones AG	1,016,113
25,411	Leoni AG	1,387,162
185,545	SAF-Holland SA	2,288,923
67,216	Stroeer Media AG	1,481,456
76,478	TUI AG	1,144,175
38,652	United Internet AG	1,644,971

		23,394,656

Hong Kong — 2.4%
314,400	Dah Sing Financial Holdings Ltd	1,913,160
395,857	Great Eagle Holdings Ltd	1,345,889
985,600	Man Wah Holdings Ltd	1,449,552
2,528,000	PAX Global Technology Ltd †	2,230,152
3,034,351	Shun Tak Holdings Ltd	1,488,873
1,010,000	Towngas China Co Ltd	1,083,511

		9,511,137

2

Ireland — 0.5%
375,921	UDG Healthcare PLC	2,015,976

Italy — 3.4%
256,905	Amplifon SpA	1,438,113
388,766	Anima Holding SpA †	2,139,913
95,239	Brembo SpA	3,117,960
280,203	Credito Emiliano SpA	2,318,114
86,180	Gtech SpA	2,047,463
141,125	Recordati SpA	2,313,659

		13,375,222

Japan — 18.3%
130,800	CKD Corp	1,187,844
763,000	Clarion Co Ltd †	3,339,321
392,000	Daihen Corp	1,522,608
144,800	Doutor Nichires Holdings Co Ltd	2,294,620
38,900	Dr Ci:Labo Co Ltd	1,273,317
279,470	Ebara Corp	1,674,144
78,900	Fuji Oil Co Ltd	1,164,706
491,000	Fujikura Ltd	2,363,784
184,800	Haseko Corp	1,427,177
125,000	Hitachi Kokusai Electric Inc	1,762,024
255,000	Japan Aviation Electronics Industry Ltd (g)	5,812,628
44,800	K’s Holdings Corp	1,333,686
121,000	Kagoshima Bank Ltd/The	768,972
175,600	Kyowa Exeo Corp	2,281,559
313,000	Makino Milling Machine Co Ltd	2,314,502
121,800	Matsui Securities Co Ltd	1,134,986
43,200	Message Co Ltd	1,483,000
62,500	Nihon Kohden Corp	3,282,425
63,800	NS Solutions Corp	1,896,403
977	Orix JREIT Inc	1,228,432
26,800	Pigeon Corp	1,517,465
22,300	Relo Holdings Inc	1,539,193
120,000	San-In Godo Bank Ltd/The	846,866
445,000	Sankyu Inc	2,377,661
395,000	Sanwa Holdings Corp	2,809,209
187,000	Seino Holdings Co Ltd	1,498,728
208,000	Shiga Bank Ltd/The	1,145,494
70,400	Sohgo Security Services Co Ltd	1,654,809
173,300	Sumitomo Forestry Co Ltd	1,864,545
529,000	Sumitomo Osaka Cement Co Ltd	1,736,403
127,800	Sun Frontier Fudousan Co Ltd	1,461,237
578,000	Takara Leben Co Ltd	2,150,207
111,300	Tokai Rika Co Ltd	2,352,345
88,600	Tokyo Ohka Kogyo Co Ltd	2,343,548
58,500	Tokyo Seimitsu Co Ltd	983,045
56,700	TS Tech Co Ltd	1,378,274
353,000	Tsubakimoto Chain Co	2,916,052
32,700	Tsuruha Holdings Inc	1,818,737

		71,939,956

3

Netherlands — 2.7%
68,862	Aalberts Industries NV	1,785,186
67,250	AerCap Holdings NV †,(g)	2,750,525
43,150	ASM International NV	1,568,256
375,383	PostNL NV †	1,621,991
53,718	TKH Group NV, DR	1,727,424
14,301	Wereldhave NV	1,177,700

		10,631,082

New Zealand — 0.4%
346,560	Fisher & Paykel Healthcare Corp Ltd	1,404,113

Norway — 1.9%
173,959	Borregaard ASA	999,118
1,012,156	BW Offshore Ltd	1,266,623
62,455	Leroy Seafood Group ASA	2,405,948
297,084	SpareBank 1 SMN	2,739,753

		7,411,442

Portugal — 0.4%
442,779	REN - Redes Energeticas Nacionais SGPS SA	1,493,204

Singapore — 1.7%
1,193,000	CWT Ltd	1,566,415
375,000	M1 Ltd	1,046,484
1,453,000	Mapletree Industrial Trust	1,617,355
618,000	OSIM International Ltd	1,274,077
1,895,000	Starhill Global REIT	1,173,513

		6,677,844

South Korea — 4.4%
36,270	Boryung Pharmaceutical Co Ltd	1,445,301
31,540	Daesang Corp	1,542,255
74,110	DGB Financial Group Inc	1,179,861
51,719	Hansae Co Ltd	1,808,511
11,670	Hanssem Co Ltd	1,266,254
14,660	LG Innotek Co Ltd †	1,597,631
585	Lotte Chilsung Beverage Co Ltd	1,204,648
60,120	Seah Besteel Corp	2,153,552
49,474	SKC Co Ltd	1,479,180
80,026	SL Corp	1,653,226
111,109	Sungwoo Hitech Co Ltd	1,800,487

		17,130,906

Spain — 2.4%
319,724	Bankinter SA	2,712,106
137,800	Distribuidora Internacional de Alimentacion SA	989,291
80,105	Jazztel PLC †	1,297,084
49,788	Obrascon Huarte Lain SA	1,665,503
30,148	Red Electrica Corp SA	2,610,658

		9,274,642

4

Sweden — 2.0%
63,903	Bilia AB, A Shares	1,718,013
214,071	Fastighets AB Balder, B Shares †	2,721,870
151,613	Husqvarna AB	1,073,645
67,819	Trelleborg AB, B Shares	1,175,742
62,116	Wihlborgs Fastigheter AB	1,067,404

		7,756,674

Switzerland — 7.6%
34,364	Actelion Ltd †,(g)	4,042,188
25,232	Adecco SA †	1,713,937
38,602	Aryzta AG †	3,329,711
8,024	Bucher Industries AG	2,065,884
73,242	Clariant AG †	1,255,095
3,344	Georg Fischer AG †	1,970,252
1,418	Givaudan SA †	2,269,513
2,543	Helvetia Holding AG	1,234,608
215,511	Logitech International SA †	2,776,564
20,322	Lonza Group AG †	2,456,435
154,394	OC Oerlikon Corp AG †	1,924,467
7,634	Straumann Holding AG	1,731,983
13,636	Swiss Life Holding AG †	3,259,385

		30,030,022

United Kingdom — 19.3%
151,898	APR Energy PLC	1,334,672
185,942	Ashtead Group PLC	3,144,018
749,989	Barratt Developments PLC	4,815,961
291,702	BBA Aviation PLC	1,536,901
423,225	Beazley PLC	1,870,339
83,108	Berendsen PLC	1,320,359
128,532	Bodycote PLC	1,392,951
299,045	Britvic PLC	3,238,443
96,599	Close Brothers Group PLC	2,240,967
180,656	Countrywide PLC	1,322,018
257,105	Direct Line Insurance Group PLC	1,226,243
384,032	Dixons Carphone PLC	2,280,487
314,941	DS Smith PLC	1,359,639
40,447	Go-Ahead Group PLC	1,669,429
124,172	Greggs PLC	1,191,705
640,354	Hansteen Holdings PLC	1,074,444
90,116	Hikma Pharmaceuticals PLC	2,531,767
678,806	Howden Joinery Group PLC	3,731,614
195,826	Inchcape PLC	2,044,464
122,696	Interserve PLC	1,192,457
231,876	Investec PLC	1,954,710
482,788	ITV PLC	1,626,392
142,417	Keller Group PLC	2,031,738
38,440	London Stock Exchange Group PLC	1,164,082
637,933	Man Group PLC	1,228,612
224,820	Mondi PLC	3,684,761
403,896	Moneysupermarket.com Group PLC	1,282,052

5

357,578	Pace PLC	1,728,049
459,682	Paragon Group of Cos PLC/The	2,548,630
1,043,872	Petra Diamonds Ltd †	3,218,704
158,814	Playtech PLC	1,848,572
46,926	Provident Financial PLC	1,624,943
133,773	Restaurant Group PLC/The	1,415,052
291,873	Senior PLC	1,269,042
184,084	Soco International PLC †	1,137,010
95,091	Synergy Health PLC	2,258,397
42,743	Travis Perkins PLC	1,153,033
197,483	TUI Travel PLC	1,245,702
163,684	Unite Group PLC/The	1,126,438
70,559	WS Atkins PLC	1,506,473

		75,571,270

TOTAL COMMON STOCKS
(Cost $310,606,852)		378,692,666

INVESTMENT COMPANIES — 2.2%
Japan — 0.3%
35,100	Jafco Co Ltd	1,265,744

Multi-Country — 0.5%
32,358	iShares MSCI EAFE ETF	2,074,795

United States — 1.4%
5,480,520	State Street Institutional U.S. Government Money Market Fund	5,480,520

TOTAL INVESTMENT COMPANIES
(Cost $9,385,643)		8,821,059

TOTAL INVESTMENTS
(Cost $319,992,495)(h)	98.8%	387,513,725
OTHER ASSETS AND LIABILITIES (Net)	1.2	4,701,679

NET ASSETS	100.0%	$392,215,404

†	Non-income producing security.

(a)	Subsequent Events: The Fund was reorganized into a separate, newly created series of The Victory Portfolios after the close of business on October 31, 2014.

(b)	Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(c)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

6

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

Valuation Inputs	Investments in Securities	Investments in Other Financial Instruments*
Level 1 — Quoted Prices	$387,513,725	$(85,516)
Level 2 — Other Significant Observable Inputs		—
Level 3 — Significant Unobservable Inputs	—	—

Total	$387,513,725	$(85,516)

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

(e)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (see note (d) above).

(f)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including

7

without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

(h)	At September 30, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $78,587,457, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $11,066,227 and net appreciation for financial reporting purposes was $67,521,230. At September 30, 2014, aggregate cost for financial reporting purposes was $319,992,495.

ABBREVIATION:
DR	—	Dutch Receipt
ETF	—	Exchange Traded Fund
REIT	—	Real Estate Investment Trust

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of September 30, 2014 is as follows:

Asset Derivatives
	Contracts	Notional Value of Contracts	Market Value of Contracts	Balance Sheet Location	Fair Value
MSCI EAFE Emini Index Futures, December 2014	61	$5,696,601	$5,611,085	Net Assets- Unrealized Depreciation	$(85,516	)*

*	Includes cumulative appreciation/(depreciation) of futures contracts.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying

8

instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At September 30, 2014, industry diversification of the Fund was as follows:

	% of Net Assets	Value
COMMON STOCKS:
Machinery	6.1	$23,704,435
Auto Components	4.5	17,516,536
Real Estate Management & Development	4.3	17,017,168
Household Durables	3.9	15,236,455
Banks	3.5	13,624,324
Real Estate Investment Trusts (REITs)	3.4	13,443,935
Oil, Gas & Consumable Fuels	3.4	13,197,444
Capital Markets	3.3	12,979,383
Electronic Equipment, Instruments & Components	3.3	12,960,773
Metals & Mining	2.8	11,132,321
Insurance	2.8	11,123,496
Hotels, Restaurants & Leisure	2.7	10,621,561
Specialty Retail	2.6	10,337,877
Health Care Providers & Services	2.5	9,789,907
Construction & Engineering	2.4	9,519,163
Media	2.4	9,443,305
Food Products	2.2	8,442,618
Chemicals	2.1	8,346,454
Road & Rail	2.1	8,148,875
Professional Services	2.1	8,050,327
Semiconductors & Semiconductor Equipment	1.9	7,368,267
Electrical Equipment	1.9	7,296,192
Trading Companies & Distributors	1.8	7,047,576
Health Care Equipment & Supplies	1.6	6,418,522
Paper & Forest Products	1.6	6,358,983
Pharmaceuticals	1.6	6,290,727
IT Services	1.5	5,883,484
Construction Materials	1.3	5,208,451
Thrifts & Mortgage Finance	1.3	4,870,993
Commercial Services & Supplies	1.2	4,481,642
Beverages	1.1	4,443,091
Biotechnology	1.0	4,042,188
Food & Staples Retailing	1.0	3,999,733
Textiles, Apparel & Luxury Goods	0.9	3,645,604
Communications Equipment	0.9	3,490,073
Containers & Packaging	0.8	3,298,554
Air Freight & Logistics	0.8	3,188,405
Transportation Infrastructure	0.8	3,153,383
Diversified Telecommunication Services	0.8	2,981,955
Internet Software & Services	0.8	2,927,022
Wireless Telecommunication Services	0.7	2,872,930
Building Products	0.7	2,809,209
Independent Power and Renewable Electricity Producers	0.7	2,806,776
Technology Hardware, Storage & Peripherals	0.7	2,776,564

9

Energy Equipment & Services	0.7	2,689,380
Electric Utilities	0.7	2,610,658
Life Sciences Tools & Services	0.6	2,456,435
Diversified Financial Services	0.6	2,357,466
Distributors	0.5	2,044,464
Software	0.5	1,848,572
Diversified Consumer Services	0.5	1,747,294
Consumer Finance	0.4	1,624,943
Household Products	0.4	1,517,465
Multi-Utilities	0.4	1,493,203
Industrial Conglomerates	0.4	1,488,873
Personal Products	0.3	1,273,317
Aerospace & Defense	0.3	1,269,042
Gas Utilities	0.3	1,083,511
Airlines	0.2	891,362

TOTAL COMMON STOCKS	96.6	378,692,666
INVESTMENT COMPANIES	2.2	8,821,059

TOTAL INVESTMENTS	98.8	387,513,725
OTHER ASSETS AND LIABILITIES (NET)	1.2	4,701,679

NET ASSETS	100.0%	$392,215,404

10

Munder Micro-Cap Equity Fund

Portfolio of Investments, September 30, 2014 (Unaudited)

Shares		Value(a),(b),(c),(d)

COMMON STOCKS — 94.3%

Consumer Discretionary — 17.4%
Auto Components — 1.2%
48,208	Modine Manufacturing Co †	$572,229
135,200	Spartan Motors Inc	631,384

		1,203,613

Hotels, Restaurants & Leisure — 4.4%
139,033	Carrols Restaurant Group Inc †	988,525
27,372	Del Frisco’s Restaurant Group Inc †	523,900
58,692	Kona Grill Inc †	1,157,993
73,434	Marcus Corp/The	1,160,257
21,566	Multimedia Games Holding Co Inc †	776,592

		4,607,267

Household Durables — 2.8%
45,392	Bassett Furniture Industries Inc	620,055
39,575	Beazer Homes USA Inc †	664,068
11,528	Cavco Industries Inc †	783,904
43,763	M/I Homes Inc †	867,383

		2,935,410

Leisure Products — 1.4%
12,096	Arctic Cat Inc	421,183
56,741	Malibu Boats Inc, Class A †	1,050,843

		1,472,026

Media — 2.7%
53,386	Carmike Cinemas Inc †	1,653,898
75,910	Entercom Communications Corp, Class A †	609,557
126,164	Entravision Communications Corp, Class A	499,610

		2,763,065

Multiline Retail — 1.1%
57,449	Tuesday Morning Corp †	1,114,798

Specialty Retail — 3.0%
140,857	bebe stores inc	326,788
36,117	Haverty Furniture Cos Inc	786,989
35,797	Kirkland’s Inc †	576,690
52,600	MarineMax Inc †	886,310
33,132	Shoe Carnival Inc	590,081

		3,166,858

Textiles, Apparel & Luxury Goods — 0.8%
44,748	Culp Inc	812,176

Total Consumer Discretionary		18,075,213

1

Consumer Staples — 0.5%
Food Products — 0.5%
39,413	Inventure Foods Inc †	510,792

Energy — 4.6%
Energy Equipment & Services — 1.1%
23,125	Matrix Service Co †	557,775
23,277	Natural Gas Services Group Inc †	560,277

		1,118,052

Oil, Gas & Consumable Fuels — 3.5%
147,960	Callon Petroleum Co †	1,303,528
100,768	Emerald Oil Inc †	619,723
62,744	Synergy Resources Corp †	764,849
83,673	Triangle Petroleum Corp †	921,240

		3,609,340

Total Energy		4,727,392

Financials — 30.9%
Banks — 15.4%
61,017	Banc of California Inc	709,628
19,014	Bank of Marin Bancorp	872,552
23,232	Banner Corp	893,735
68,804	BNC Bancorp	1,077,471
29,076	Bridge Bancorp Inc	687,647
29,694	Cardinal Financial Corp	506,877
96,665	Centerstate Banks Inc	1,000,483
42,535	Financial Institutions Inc	956,187
28,896	First Internet Bancorp	465,804
47,205	Guaranty Bancorp	637,740
53,444	Heritage Financial Corp/WA	846,553
19,236	Independent Bank Group Inc	912,748
43,853	Metro Bancorp Inc †	1,063,435
13,263	Renasant Corp	358,764
85,547	Seacoast Banking Corp of Florida †	935,029
34,390	Sierra Bancorp	576,376
62,357	Southwest Bancorp Inc	1,022,655
40,567	Square 1 Financial Inc, Class A †	780,103
56,084	State Bank Financial Corp	910,804
42,109	Yadkin Financial Corp †	764,699

		15,979,290

Capital Markets — 4.4%
44,633	Calamos Asset Management Inc, Class A	503,014
249,047	Cowen Group Inc, Class A †	933,926
6,295	Diamond Hill Investment Group Inc	774,600
110,167	JMP Group Inc	690,747
29,509	Marcus & Millichap Inc †	892,942
81,174	Pzena Investment Management Inc, Class A	775,212

		4,570,441

2

Insurance — 1.6%
28,934	AMERISAFE Inc	1,131,609
15,124	HCI Group Inc	544,313

		1,675,922

Real Estate Investment Trusts (REITs) — 5.9%
54,961	Ashford Hospitality Prime Inc	837,056
93,427	CorEnergy Infrastructure Trust Inc	698,834
85,000	Independence Realty Trust Inc	822,800
27,664	Kite Realty Group Trust	670,575
103,132	Physicians Realty Trust	1,414,971
110,076	RAIT Financial Trust	817,865
80,400	Summit Hotel Properties Inc	866,712

		6,128,813

Thrifts & Mortgage Finance — 3.6%
34,925	First Defiance Financial Corp	943,324
66,973	First Financial Northwest Inc	683,794
46,615	OceanFirst Financial Corp	741,645
53,330	United Financial Bancorp Inc	676,758
9,504	WSFS Financial Corp	680,581

		3,726,102

Total Financials		32,080,568

Health Care — 9.7%
Biotechnology — 1.3%
140,978	Athersys Inc †	195,959
89,557	Orexigen Therapeutics Inc †	381,513
127,971	Rigel Pharmaceuticals Inc †	248,264
70,938	Sunesis Pharmaceuticals Inc †	506,497

		1,332,233

Health Care Equipment & Supplies — 3.0%
43,057	AtriCure Inc †	633,799
13,398	ICU Medical Inc †	859,884
234,103	RTI Surgical Inc †	1,119,012
83,618	Sunshine Heart Inc †	471,606

		3,084,301

Health Care Providers & Services — 4.3%
37,527	Capital Senior Living Corp †	796,698
31,288	LHC Group Inc †	725,882
29,600	MYR Group Inc †	712,768
43,199	PharMerica Corp †	1,055,351
33,923	US Physical Therapy Inc	1,200,535

		4,491,234

Pharmaceuticals — 1.1%
52,309	Depomed Inc †	794,574
26,164	Omeros Corp †	332,806

		1,127,380

Total Health Care		10,035,148

3

Industrials — 12.7%
Aerospace & Defense — 1.1%
16,876	AAR Corp	407,555
47,497	Taser International Inc †	733,354

		1,140,909

Air Freight & Logistics — 2.0%
42,075	Echo Global Logistics Inc †	990,866
21,465	Park-Ohio Holdings Corp	1,027,315

		2,018,181

Commercial Services & Supplies — 0.4%
21,911	SP Plus Corp †	415,433

Construction & Engineering — 0.1%
3,682	MYR Group Inc †	88,663

Machinery — 3.6%
84,600	Federal Signal Corp	1,120,104
54,267	Global Brass & Copper Holdings Inc	796,097
62,500	Manitex International Inc †	705,625
42,157	NN Inc	1,126,435

		3,748,261

Professional Services — 2.6%
7,920	Barrett Business Services Inc	312,761
33,000	CRA International Inc †	839,190
22,878	GP Strategies Corp †	657,056
64,018	Resources Connection Inc	892,411

		2,701,418

Road & Rail — 2.9%
25,395	ArcBest Corp	947,233
77,119	Quality Distribution Inc †	985,581
22,500	Saia Inc †	1,115,100

		3,047,914

Total Industrials		13,160,779

Information Technology — 17.4%
Communications Equipment — 2.2%
29,374	Applied Optoelectronics Inc †	472,921
195,050	Extreme Networks Inc †	934,290
116,536	PC-Tel Inc	884,508

		2,291,719

Electronic Equipment, Instruments & Components — 2.6%
43,702	Control4 Corp †	565,067
42,771	Newport Corp †	757,902
223,267	Radisys Corp †	596,123
107,840	TTM Technologies Inc †	734,390

		2,653,482

IT Services — 0.7%
71,331	Datalink Corp †	758,249

4

Internet Software & Services — 1.6%
29,205	Blucora Inc †	445,084
59,886	Move Inc †	1,255,211

		1,700,295

Semiconductors & Semiconductor Equipment — 8.3%
48,954	Exar Corp †	438,138
136,215	FormFactor Inc †	976,661
67,532	Integrated Silicon Solution Inc	927,890
128,227	Lattice Semiconductor Corp †	961,702
346,010	Mattson Technology Inc †	854,645
111,330	Pericom Semiconductor Corp †	1,084,354
115,014	Photronics Inc †	925,863
71,942	Ultra Clean Holdings Inc †	643,881
154,000	Vitesse Semiconductor Corp †	554,400
127,472	Xcerra Corp †	1,247,951

		8,615,485

Software — 1.1%
85,499	American Software Inc/GA, Class A	754,101
60,602	Seachange International Inc †	421,790

		1,175,891

Technology Hardware, Storage & Peripherals — 0.9%
792,011	Quantum Corp †	918,733

Total Information Technology		18,113,854

Materials — 1.1%
Chemicals — 0.5%
8,134	Quaker Chemical Corp	583,127

Metals & Mining — 0.6%
28,992	Olympic Steel Inc	596,365

Total Materials		1,179,492

TOTAL COMMON STOCKS
(Cost $83,174,280)		97,883,238

INVESTMENT COMPANIES — 5.2%

Financials — 5.1%
Capital Markets — 5.1%
34,263	SPDR S&P Biotech ETF	5,344,000

Multi-Sector — 0.1%
Multi-Industry — 0.1%
103,903	State Street Institutional U.S. Government Money Market Fund	103,903

TOTAL INVESTMENT COMPANIES
(Cost $5,383,832)		5,447,903

5

TOTAL INVESTMENTS
(Cost $88,558,112) (e)	99.5%	103,331,141
OTHER ASSETS AND LIABILITIES (Net)	0.5	518,553

NET ASSETS	100.0%	$103,849,694

†	Non-income producing security.

(a)	Subsequent Events: The Fund was reorganized into a separate, newly created series of The Victory Portfolios after the close of business on October 31, 2014.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$103,331,141
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$103,331,141

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended September 30, 2014.

(c)	As of September 30, 2014, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market

6

quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(e)	At September 30, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $19,631,946, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,858,917 and net appreciation for financial reporting purposes was $14,773,029. At September 30, 2014, aggregate cost for financial reporting purposes was $88,558,112.

ABBREVIATIONS:
ETF	—	Exchange Traded Fund

7

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, September 30, 2014 (Unaudited)

Shares		Value(a),(b),(c),(d)

COMMON STOCKS — 99.7%

Consumer Discretionary — 15.8%
Auto Components — 1.3%
1,523,000	BorgWarner Inc	$80,125,030

Automobiles — 0.9%
1,102,900	Thor Industries Inc	56,799,350

Hotels, Restaurants & Leisure — 1.3%
1,156,700	Marriott International Inc/DE, Class A	80,853,330

Household Durables — 0.8%
1,522,900	Toll Brothers Inc †	47,453,564

Media — 4.1%
1,025,400	Discovery Communications Inc, Class A †	38,760,120
1,025,400	Discovery Communications Inc, Class C †	38,226,912
1,430,292	Liberty Media Corp, Class C †	67,209,421
720,646	Liberty Media Corp, Class A †	34,000,078
2,227,346	Starz, Class A †	73,680,606

		251,877,137

Multiline Retail — 1.5%
1,539,300	Macy’s Inc	89,556,474

Specialty Retail — 5.1%
550,400	Advance Auto Parts Inc	71,717,120
1,359,700	L Brands Inc	91,072,706
1,555,500	Penske Automotive Group Inc	63,137,745
1,074,600	Ross Stores Inc	81,218,268

		307,145,839

Textiles, Apparel & Luxury Goods — 0.8%
498,800	Fossil Group Inc †	46,837,320

Total Consumer Discretionary		960,648,044

Consumer Staples — 4.5%
Beverages — 1.5%
1,039,700	Monster Beverage Corp †	95,309,299

Food Products — 1.4%
817,100	Hain Celestial Group Inc/The †	83,630,185

Household Products — 1.6%
1,369,150	Church & Dwight Co Inc	96,059,564

Total Consumer Staples		274,999,048

1

Shares		Value(a),(b),(c),(d)

Energy — 6.8%
Energy Equipment & Services — 3.3%
1,051,300	Atwood Oceanics Inc †	45,931,297
890,300	Baker Hughes Inc	57,922,918
2,134,100	Helix Energy Solutions Group Inc †	47,078,246
730,900	Oceaneering International Inc	47,632,753

		198,565,214

Oil, Gas & Consumable Fuels — 3.5%
689,300	Concho Resources Inc †	86,431,327
1,164,400	Gulfport Energy Corp †	62,178,960
4,999,800	Kodiak Oil & Gas Corp †	67,847,286

		216,457,573

Total Energy		415,022,787

Financials — 19.0%
Banks — 3.6%
4,428,500	Fifth Third Bancorp	88,658,570
720,875	Signature Bank †	80,781,253
1,261,400	SunTrust Banks Inc	47,971,042

		217,410,865

Capital Markets — 5.4%
634,000	Affiliated Managers Group Inc †	127,028,240
3,125,200	Invesco Ltd	123,382,896
1,180,400	Northern Trust Corp	80,302,612

		330,713,748

Insurance — 3.4%
2,182,400	Lincoln National Corp	116,932,992
1,120,500	Reinsurance Group of America Inc	89,785,665

		206,718,657

Real Estate Investment Trusts (REITs) — 5.0%
803,425	Digital Realty Trust Inc	50,117,651
271,650	Essex Property Trust Inc	48,557,438
1,767,228	Iron Mountain Inc	57,699,994
1,019,200	Kilroy Realty Corp	60,581,248
1,350,200	Macerich Co/The	86,183,266

		303,139,597

Thrifts & Mortgage Finance — 1.6%
6,667,000	Radian Group Inc	95,071,420

Total Financials		1,153,054,287

Health Care — 12.1%
Biotechnology — 1.4%
1,140,725	BioMarin Pharmaceutical Inc †	82,314,716

2

Shares		Value(a),(b),(c),(d)
Health Care Equipment & Supplies — 2.8%
689,800	Cooper Cos Inc/The	107,436,350
450,000	CR Bard Inc	64,219,500

		171,655,850

Health Care Providers & Services — 3.0%
1,699,900	Catamaran Corp †	71,650,785
387,558	Centene Corp †	32,054,922
2,205,500	HealthSouth Corp	81,382,950

		185,088,657

Health Care Technology — 1.2%
1,252,700	Cerner Corp †	74,623,339

Life Sciences Tools & Services — 1.2%
1,627,600	PerkinElmer Inc	70,963,360

Pharmaceuticals — 2.5%
1,430,700	Mylan Inc/PA †	65,082,543
562,500	Perrigo Co PLC	84,481,875

		149,564,418

Total Health Care		734,210,340

Industrials — 13.8%
Aerospace & Defense — 2.0%
547,800	Esterline Technologies Corp †	60,953,706
254,700	Precision Castparts Corp	60,333,336

		121,287,042

Building Products — 1.1%
1,583,300	Fortune Brands Home & Security Inc	65,089,463

Commercial Services & Supplies — 1.2%
595,175	Stericycle Inc †	69,373,598

Electrical Equipment — 2.2%
1,323,800	AMETEK Inc	66,467,998
546,500	Hubbell Inc, Class B	65,869,645

		132,337,643

Machinery — 3.6%
2,037,400	Allison Transmission Holdings Inc	58,045,526
885,400	Nordson Corp	67,352,378
1,169,300	Terex Corp	37,148,661
644,700	WABCO Holdings Inc †	58,635,465

		221,182,030

Marine — 1.2%
635,560	Kirby Corp †	74,900,746

3

Shares		Value(a),(b),(c),(d)
Road & Rail — 2.5%
665,925	Kansas City Southern	80,710,110
1,013,400	Old Dominion Freight Line Inc †	71,586,576

		152,296,686

Total Industrials		836,467,208

Information Technology — 12.8%
IT Services — 1.4%
1,839,020	Cognizant Technology Solutions Corp, Class A †	82,332,926

Semiconductors & Semiconductor Equipment — 5.8%
887,500	Avago Technologies Ltd	77,212,500
1,532,800	Microchip Technology Inc	72,394,144
7,156,700	ON Semiconductor Corp †	63,980,898
2,434,600	Skyworks Solutions Inc	141,328,530

		354,916,072

Software — 5.6%
994,475	Check Point Software Technologies Ltd †	68,857,449
3,305,200	Mentor Graphics Corp	67,740,074
1,635,900	PTC Inc †	60,364,710
1,232,600	Red Hat Inc †	69,210,490
1,291,025	Solera Holdings Inc	72,762,169

		338,934,892

Total Information Technology		776,183,890

Materials — 8.8%
Chemicals — 8.1%
926,525	Airgas Inc	102,519,991
814,800	Ecolab Inc	93,563,484
945,500	LyondellBasell Industries NV, Class A	102,738,030
1,644,200	PolyOne Corp	58,500,636
1,528,700	RPM International Inc	69,983,886
733,500	WR Grace & Co †	66,704,490

		494,010,517

Construction Materials — 0.7%
409,376	Eagle Materials Inc	41,686,758

Total Materials		535,697,275

Telecommunication Services — 2.1%
Wireless Telecommunication Services — 2.1%
1,173,200	SBA Communications Corp, Class A †	130,107,880

Utilities — 4.0%
Electric Utilities — 1.5%
2,551,400	ITC Holdings Corp	90,906,382

4

Shares		Value(a),(b),(c),(d)
Multi-Utilities — 2.5%
653,200	Black Hills Corp	31,275,216
2,962,900	NiSource Inc	121,419,642

		152,694,858

Total Utilities		243,601,240

TOTAL COMMON STOCKS
(Cost $3,904,939,635)		6,059,991,999

INVESTMENT COMPANIES — 0.9%

Multi-Sector — 0.9%
Multi-Industries — 0.9%
69,100	SPDR S&P MidCap 400 ETF Trust	17,228,012
36,970,078	State Street Institutional U.S. Government Money Market Fund	36,970,078

TOTAL INVESTMENT COMPANIES
(Cost $54,757,123)		54,198,090

TOTAL INVESTMENTS
(Cost $3,959,696,758)(e)	100.6%	6,114,190,089

OTHER ASSETS AND LIABILITIES (Net)	(0.6)	(34,676,407)

NET ASSETS	100.0%	$6,079,513,682

†	Non-income producing security.

(a)	Subsequent Events: The Fund was reorganized into a separate, newly created series of The Victory Portfolios after the close of business on October 31, 2014.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$6,114,190,089
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$6,114,190,089

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended September 30, 2014.

(c)	As of September 30, 2014, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(e)	At September 30, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,210,015,332, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $55,522,001 and net appreciation for financial reporting purposes was $2,154,493,331. At September 30, 2014, aggregate cost for financial reporting purposes was $3,959,696,758.

ABBREVIATIONS:
ETF	—	Exchange Traded Fund

6

Munder Veracity Small-Cap Value Fund

Portfolio of Investments, September 30, 2014 (Unaudited)

Shares		Value(a),(b),(c),(d)

COMMON STOCKS — 98.0%

Consumer Discretionary — 15.9%
Auto Components — 2.3%
496,804	American Axle & Manufacturing Holdings Inc †	$8,331,403
277,800	Cooper Tire & Rubber Co	7,972,860
544,038	Modine Manufacturing Co †	6,457,731

		22,761,994

Hotels, Restaurants & Leisure — 3.1%
178,825	Jack in the Box Inc	12,194,077
206,728	Marriott Vacations Worldwide Corp †	13,108,622
142,709	Multimedia Games Holding Co Inc †	5,138,951

		30,441,650

Household Durables — 2.6%
358,177	La-Z-Boy Inc	7,088,323
249,726	Meritage Homes Corp †	8,865,273
314,140	Ryland Group Inc/The	10,442,014

		26,395,610

Leisure Products — 1.0%
229,600	Brunswick Corp/DE	9,675,344

Media — 1.8%
265,760	Carmike Cinemas Inc †	8,233,245
222,399	Meredith Corp	9,518,677

		17,751,922

Specialty Retail — 5.1%
573,700	American Eagle Outfitters Inc	8,330,124
255,494	ANN INC †	10,508,468
94,420	Asbury Automotive Group Inc †	6,082,536
327,019	Brown Shoe Co Inc	8,872,026
127,600	Children’s Place Inc/The	6,081,416
233,702	Finish Line Inc/The, Class A	5,849,561
267,859	Shoe Carnival Inc	4,770,569

		50,494,700

Total Consumer Discretionary		157,521,220

Consumer Staples — 1.6%
Food Products — 1.6%
91,620	Sanderson Farms Inc	8,057,979
103,688	TreeHouse Foods Inc †	8,346,884

Total Consumer Staples		16,404,863

1

Energy — 7.8%
Energy Equipment & Services — 3.4%
107,246	Bristow Group Inc	7,206,931
178,014	C&J Energy Services Inc †	5,438,328
409,584	Helix Energy Solutions Group Inc †	9,035,423
219,150	Matrix Service Co †	5,285,898
326,941	Tesco Corp	6,489,779

		33,456,359

Oil, Gas & Consumable Fuels — 4.4%
203,076	Carrizo Oil & Gas Inc †	10,929,550
231,350	Matador Resources Co †	5,980,397
167,226	PDC Energy Inc †	8,409,796
412,494	Penn Virginia Corp †	5,242,799
111,745	Rosetta Resources Inc †	4,979,357
696,525	Synergy Resources Corp †	8,490,640

		44,032,539

Total Energy		77,488,898

Financials — 30.4%
Banks — 12.4%
492,730	BancorpSouth Inc	9,923,582
288,508	Banner Corp	11,098,903
544,730	Central Pacific Financial Corp	9,767,009
1,578,769	First BanCorp/Puerto Rico †	7,499,153
999,043	First Commonwealth Financial Corp	8,381,971
535,976	First Financial Bancorp	8,484,500
911,318	First Horizon National Corp	11,190,985
738,706	OFG Bancorp	11,065,816
592,824	Old National Bancorp/IN	7,688,927
169,796	Opus Bank †	5,200,851
419,461	Synovus Financial Corp	9,916,058
540,325	United Community Banks Inc/GA	8,893,749
565,522	Western Alliance Bancorp †	13,515,976

		122,627,480

Capital Markets — 1.6%
452,671	Investment Technology Group Inc †	7,134,095
630,377	Janus Capital Group Inc	9,165,681

		16,299,776

Insurance — 4.7%
434,377	American Equity Investment Life Holding Co	9,938,546
722,217	CNO Financial Group Inc	12,248,800
235,137	RLI Corp	10,179,081
261,065	Stewart Information Services Corp	7,662,258
286,800	Symetra Financial Corp	6,691,044

		46,719,729

Real Estate Investment Trusts (REITs) — 8.4%
438,544	CubeSmart	7,885,021
564,298	DiamondRock Hospitality Co	7,155,299

2

217,644	First Potomac Realty Trust	2,557,317
316,533	Kite Realty Group Trust	7,672,760
861,101	Lexington Realty Trust	8,430,179
442,812	Medical Properties Trust Inc	5,428,875
401,799	Parkway Properties Inc/MD	7,545,785
357,288	Pennsylvania Real Estate Investment Trust	7,124,323
1,018,817	RAIT Financial Trust	7,569,810
209,595	Ryman Hospitality Properties Inc	9,913,844
845,782	Sunstone Hotel Investors Inc	11,688,707

		82,971,920

Thrifts & Mortgage Finance — 3.3%
787,096	Astoria Financial Corp	9,752,119
1,276,662	MGIC Investment Corp †	9,970,730
927,464	Radian Group Inc	13,225,637

		32,948,486

Total Financials		301,567,391

Health Care — 6.6%
Health Care Equipment & Supplies — 1.2%
168,812	Greatbatch Inc †	7,193,079
74,231	ICU Medical Inc †	4,764,146

		11,957,225

Health Care Providers & Services — 4.6%
169,191	Amsurg Corp †	8,468,009
177,626	HealthSouth Corp	6,554,399
112,012	Magellan Health Inc †	6,130,417
209,477	Molina Healthcare Inc †	8,860,877
329,169	PharMerica Corp †	8,041,599
128,805	WellCare Health Plans Inc †	7,772,094

		45,827,395

Life Sciences Tools & Services — 0.8%
126,890	Charles River Laboratories International Inc †	7,580,409

Total Health Care		65,365,029

Industrials — 13.7%
Aerospace & Defense — 2.2%
288,933	AAR Corp	6,977,732
113,204	Engility Holdings Inc †	3,528,569
103,242	Esterline Technologies Corp †	11,487,737

		21,994,038

Commercial Services & Supplies — 1.0%
183,691	Deluxe Corp	10,132,396

Construction & Engineering — 2.2%
260,911	Dycom Industries Inc †	8,012,577
169,778	EMCOR Group Inc	6,784,329
247,863	Primoris Services Corp	6,652,643

		21,449,549

3

Electrical Equipment — 1.6%
183,173	EnerSys	10,741,265
327,716	General Cable Corp	4,941,957

		15,683,222

Machinery — 3.7%
186,460	Actuant Corp, Class A	5,690,759
115,650	FreightCar America Inc	3,851,145
163,687	Greenbrier Cos Inc/The	12,011,352
526,100	Meritor Inc †	5,708,185
688,204	Wabash National Corp †	9,166,877

		36,428,318

Road & Rail — 3.0%
301,244	Knight Transportation Inc	8,251,073
260,476	Saia Inc †	12,909,191
431,473	Swift Transportation Co, Class A †	9,052,303

		30,212,567

Total Industrials		135,900,090

Information Technology — 12.9%
Communications Equipment — 0.6%
341,789	Ciena Corp †	5,714,712

Electronic Equipment, Instruments & Components — 5.5%
125,768	Littelfuse Inc	10,712,918
208,163	Plexus Corp †	7,687,460
324,778	Sanmina Corp †	6,774,869
152,764	SYNNEX Corp †	9,873,137
165,337	Tech Data Corp †	9,731,736
706,194	Vishay Intertechnology Inc	10,091,512

		54,871,632

Semiconductors & Semiconductor Equipment — 5.6%
610,069	Brooks Automation Inc	6,411,825
611,154	Fairchild Semiconductor International Inc †	9,491,222
334,144	Integrated Device Technology Inc †	5,329,597
667,904	Intersil Corp, Class A	9,490,916
1,080,002	Lattice Semiconductor Corp †	8,100,015
1,123,413	Photronics Inc †	9,043,475
744,455	Xcerra Corp †	7,288,214

		55,155,264

Software — 1.2%
437,268	Mentor Graphics Corp	8,961,808
148,030	Progress Software Corp †	3,539,397

		12,501,205

Total Information Technology		128,242,813

Materials — 4.8%
Chemicals — 1.5%
282,349	Flotek Industries Inc †	7,360,838

4

103,668	Quaker Chemical Corp	7,431,959

		14,792,797

Metals & Mining — 2.6%
745,413	AK Steel Holding Corp †	5,970,758
75,535	Kaiser Aluminum Corp	5,757,278
151,948	US Silica Holdings Inc	9,498,269
123,448	Worthington Industries Inc	4,594,735

		25,821,040

Paper & Forest Products — 0.7%
218,819	Boise Cascade Co †	6,595,205

Total Materials		47,209,042

Utilities — 4.3%
Electric Utilities — 1.5%
171,492	ALLETE Inc	7,612,530
311,313	PNM Resources Inc	7,754,807

		15,367,337

Gas Utilities — 0.7%
130,948	South Jersey Industries Inc	6,987,385

Independent Power and Renewable Electricity Producers — 0.6%
189,800	Dynegy Inc †	5,477,628

Multi-Utilities — 1.5%
211,825	NorthWestern Corp	9,608,382
126,996	Vectren Corp	5,067,140

		14,675,522

Total Utilities		42,507,872

TOTAL COMMON STOCKS
(Cost $859,773,696)		972,207,218

INVESTMENT COMPANY — 0.9%
(Cost $9,071,265)
9,071,265	State Street Institutional U.S. Government Money Market Fund	9,071,265

TOTAL INVESTMENTS
(Cost $868,844,961) (e)	98.9%	981,278,483
OTHER ASSETS AND LIABILITIES (Net)	1.1	10,562,416

NET ASSETS	100.0%	$991,840,899

†	Non-income producing security.

(a)	Subsequent Events: The Fund was reorganized into a separate, newly created series of The Victory Portfolios after the close of business on October 31, 2014.

5

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$981,278,483
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$981,278,483

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended September 30, 2014.

(c)	As of September 30, 2014, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-

6

traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(e)	At September 30, 2014, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $138,621,943, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $26,188,421 and net appreciation for financial reporting purposes was $112,433,522. At September 30, 2014, aggregate cost for financial reporting purposes was $868,844,961.

7

Item 2.	Controls and Procedures.

(a)    Within 90 days of the filing date of this Form N-Q, James V. FitzGerald, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. FitzGerald and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ James V. FitzGerald
James V. FitzGerald
President and Principal Executive Officer

Date: November 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James V. FitzGerald
James V. FitzGerald
President and Principal Executive Officer

Date: November 14, 2014

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date: November 14, 2014